Federated Investors
World-Class Investment Manager

Richard B. Fisher

President

Federated Limited Term Fund

President's Message

Dear Shareholder:

Federated Limited Term Fund, was created in 1991, and I am pleased to present its ninth Semi-Annual Report. The fund's assets totaled $116.5 million on May 31, 2000. This short-term bond fund holds securities with maturities between money market funds (i.e., 40-60 days) and government issues (i.e., 1-3 years). As a result, shareholders can generally expect a higher level of income potential than money market fund instruments, and a lower level of income potential than longer term government bond funds.1

This report covers the first half of the fund's fiscal year, which is the six-month period from December 1, 1999 through May 31, 2000. It begins with an interview with the fund's portfolio manager, Randall S. Bauer, Vice President, who co-manages the fund with Robert E. Cauley, Vice President, both of Federated Investment Management Company. Following their discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's holdings, and third is the publication of the fund's financial statements.

In a difficult environment for bonds, the fund continued to produce a strong income stream and positive total return for investors based on net asset value. Individual share class total return performance for the six-month reporting period, including income distributions, follows.2

	Total Return	Income Distributions	Net Asset Value Change
Class A Shares	1.83%	$0.311	$9.45 to $9.31 = (1.48%)
Class F Shares	1.88%	$0.316	$9.45 to $9.31 = (1.48%)

1 Unlike money market funds, the net asset value of this fund will fluctuate.

2 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the reporting period, based on offering price (i.e., less any applicable sales charge), for Class A and F Shares were 0.76% and (0.16%), respectively.

Thank you for choosing Federated Limited Term Fund as a conservative way to pursue income through a diversified, high-quality portfolio of short-term securities. Remember, reinvesting your monthly dividends is a convenient way to build your account--and helps to build your account through the benefit of compounding.

As always, we welcome your comments and suggestions.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
July 15, 2000

Randall S. Bauer

Vice President

Federated Investment Management Company

Robert E. Cauley

Vice President

Federated Investment Management Company

Investment Review

What is your review of the short-term bond market during the first half of the fund's fiscal year?

The first half of fiscal 2000 was characterized by uncertainty if nothing else. The "Y2K malaise," which had caused credit markets to perform poorly beginning in the first half of calendar 1999, had pretty much run its course by the beginning of the fund's fiscal year in December. As investors slowly began to realize there would be no great dislocation attributable to Y2K, credit markets actually began to rally. Investors who had stayed on the sidelines tried to invest without success, since issuers had already completed their funding requirements through year-end. Credit spreads tightened versus Treasury issues, and this phenomenon lasted until approximately mid-February 2000. At that point, however, spreads once again began to widen. A combination of equity market volatility, Treasury buybacks, and investor uncertainty as to how to best deal with an economy in uncharted growth waters seemed to be the culprit. Though better news on the employment and inflation fronts of late has helped interest rates to fall somewhat, there is still no real consensus regarding the direction of the market as the fund moves into the middle of the year 2000.

For the six-month reporting period ended May 31, 2000, the Merrill Lynch 1-3 Year Corporate Index returned 1.87%, compared with a return on the Merrill Lynch 1-3 Year Treasury Index of 2.08%. The Merrill Lynch 0-3 Year Mortgage Index returned 2.21%, and the Merrill Lynch 0-3 Year Asset Backed Index returned 2.45%.1

How did Federated Limited Term Fund's portfolio of 2-3 year maturity securities perform in terms of total return and income?

The fund outperformed its peer group, the Lipper Short Investment Grade Debt Funds Average, which produced an average return for the period of 1.65%.2 The fund's Class A Shares delivered a total return of 1.83%, based on net asset value, and monthly dividends totaling $0.311 per share. The fund's Class F Shares produced a total return of 1.88%, based on net asset value, and paid monthly dividends totaling $0.316 per share. The net asset value of both share classes decreased a modest $0.14 per share over the reporting period.3

The 30-day SEC yields for Class A and F Shares were 6.70% and 6.80%, respectively, on May 31, 2000.4

1 Merrill Lynch 1-3 Year Corporate Index is an unmanaged index tracking short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years. Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. Merrill Lynch 0-3 Year Mortgage Index is an unmanaged index tracking generic coupon mortgages with at least $150 million par amount outstanding. Merrill Lynch 0-3 Year Asset-Backed Index is an unmanaged index tracking fixed rate U.S. asset-backed securities with maturities between 1 and 2.99 years. Investments cannot be made in an index.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. Lipper figures do not take sales charges into account.

3 Past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A Shares and F Shares were 0.76% and (0.16%), respectively.

4 The 30-day SEC net yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized.

Have you made any changes to the fund's allocation among U.S. Treasury, corporate issues, asset-backed, and mortgage-backed securities?

With regard to sector allocation, asset-backed securities (ABS) continue to receive the largest amount of fund exposure (51.2% of the portfolio), followed by corporate issues. Mortgage-backed securities (MBS) are being de-emphasized in favor of like-duration ABS, which are perceived to have better convexity characteristics. MBS currently account for less than 26% of fund exposure. Treasury issues currently account for only a fraction of total fund exposure, as it is believed credit spreads in general have some room to tighten.

The sector under most scrutiny in this regard is the ABS segment, which because of its high percentage of consumer debt-related content, might be particularly vulnerable if there is any considerable cooling of the economy. Though such a scenario is not currently envisioned by fund management, at this late stage of the economic expansion, some degree of prudence is probably warranted.

What is the fund's quality composition and top five holdings?

As of May 31, 2000, the quality breakdown of the fund was as follows:

Name	Percentage of Net Assets
AAA	36%
AA	7%
A	11%
BBB	35%
BB or lower	11%

The general credit quality of the portfolio has been upgraded somewhat, as the percentage of the portfolio rated "BBB+" and below has been reduced from over 46% at the beginning of the reporting period under review to just over 39% currently.

The top five holdings were:

Name	Percentage of Net Assets
PNC Mortgage Securities Corp. 1997-2, Class B1, 7.50%, due 3/25/2027	3.8%
Bridgestone/Firestone Master Trust 1996-1, Class B, 6.49%, due 7/1/2003	2.6%
Salomon Brothers Mortgage Securities VII 1999-3, Class M3, due 5/25/2029	2.6%
Chase Manhattan Corp., Sub. Note, 5.25%, due 12/5/2009	2.5%
Headlands Mortgage Securities Inc. 1997-1, Class B3, 7.75%, due 3/25/2027	2.3%
TOTAL	13.8%

At the mid-point in the fund's fiscal year, what is your outlook for the rest of 2000?

Federated's outlook on bonds has become more positive, recommending that investors add to the overall fixed-income position within a diversified portfolio. There is a growing belief that the Federal Reserve Board's interest rate hikes to date are having the desired effect of slowing the economy to a more sustainable pace without excessive inflation. In addition, the relative value of the mortgage and corporate bond sectors has also increased given the significant outperformance of pure U.S. Treasury issues so far in the year 2000. Thus, it is anticipated that returns are poised to improve for most bond sectors going forward.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT:

If you had made an initial investment of $9,000 in the Class A Shares of Federated Limited Term Fund on 1/14/92, reinvested your dividends and capital gains, and did not redeem any shares, your account would have been worth $13,680 on 5/31/00. You would have earned a 5.12%1 average annual total return for the investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 6/30/00, the Class A Shares' 1-year, 5-year, and since inception (1/14/92) average annual total returns were 2.04%, 4.88%, and 5.20%, respectively. Class F Shares' 1-year, 5-year, and since inception (9/1/93) average annual total returns were 1.19%, 4.99%, and 4.70%, respectively.2

[Graphic Representation Omitted - See Appendix]

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1.00% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 1.00% sales charge; Class F Shares, 1.00% sales charge and 1.00% contingent deferred sales charge.

ONE STEP AT A TIME:

$1,000 initial investment and subsequent investments of $1,000 each year for eight years (reinvesting all dividends and capital gains) grew to $11,025.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Limited Term Fund on 1/14/92, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $9,000, but your account would have reached a total value of $11,0251 by 5/31/00. You would have earned an average annual total return of 4.63%.

A practical investment plan helps you pursue income from short-term bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

[Graphic Representation Omitted - See Appendix]

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investor Profile: Investing for Unplanned Expenses

While most investors focus on planned financial goals, Phil and Kate Porter also invest to help with life's unplanned expenses. On 1/14/92 they invested $10,000 in Federated Limited Term Fund to start an emergency reserve account. By 5/31/00, their account had grown to $15,200, achieving an average annual total return of 5.12%.

Over time, they may draw on the accumulated income to pay for everything from major car repairs to household plumbing emergencies.

With Federated Limited Term Fund, they can take comfort in the fact that they have a reserve to help with whatever unforeseen expenses lie ahead.

[Graphic Representation Omitted - See Appendix]

This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance is no guarantee of future results.

Portfolio of Investments

MAY 31, 2000 (UNAUDITED)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--1.0%
		Government Agency--1.0%
$504,571	[1]	FHLMC, ARM 6.883%, 12/1/2018	$514,057
475,875	[1]	FHLMC, ARM 7.093%, 9/1/2019	486,288
157,507	[1]	FNMA, ARM 7.625%, 12/1/2020	160,495
68,053	[1]	FNMA, ARM 8.025%, 11/1/2017	69,233

		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,229,096)	1,230,073

		ASSET-BACKED SECURITIES--51.2%
		Automobile--9.7%
266,284		AFG Receivables Trust 1997-A, Class C, 7.20%, 10/15/2002	266,779
364,792		AFG Receivables Trust 1997-B, Class C, 7.00%, 2/15/2003	365,197
2,000,000		BMW Vehicle Owner Trust 1999-A, Class A3, 6.41%, 4/25/2003	1,981,640
1,700,000		Capital Auto Receivables Asset Trust 2000-1, Class A4, 7.00%, 1/17/2005	1,689,673
948,821		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	947,497
969,819	[2]	Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	947,496
841,378	[2]	Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	815,883
604,135		Paragon Auto Receivables Owner Trust 1999-A, Class A, 5.95%, 11/15/2005	592,394
1,950,000	[2]	Team Fleet Financing Corp. Series 1997-1, Class B, 7.80%, 5/15/2003	1,885,710
1,850,000		Yamaha Motor Master Trust 1995-1, Class A, 6.20%, 5/15/2003	1,848,687

		TOTAL	11,340,956

		Credit Card--9.1%
1,382,966	[2]	Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust Series 1996-A, Class A1, 6.25%, 12/1/2003	1,336,723
3,000,000		Bridgestone/Firestone Master Trust 1996-1, Class B, 6.49%, 7/1/2003	2,997,630
2,000,000		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	1,944,460
1,250,000		MBNA Master Credit Card Trust II 1997-F, Class A, 6.60%, 11/15/2004	1,232,538
1,000,000		MBNA Master Credit Card Trust II 2000-A, Class A, 7.35%, 7/16/2007	1,002,990
2,000,000		Providian Master Trust 1999-2, Class A, 6.60%, 4/16/2007	1,966,060
116,667		Spiegel Master Trust 1994-B, Class A, 8.15%, 6/15/2004	116,805

		TOTAL	10,597,206

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--17.3%
$1,500,000	[2]	125 Home Loan Owner Trust 1998-1A, Class B2, 12.16%, 2/15/2029	$1,263,750
1,000,000		Chase Funding Mortgage Loan 1999-1, Class IIB, 8.895%, 6/25/2028	1,019,530
2,000,000		Cityscape Home Equity Loan Trust 1997-1, Class M1, 7.58%, 3/25/2018	1,937,770
1,500,000		ContiMortgage Home Equity Loan Trust 1997-5, Class B, 7.62%, 1/15/2029	1,295,156
924,000		Countrywide Asset-Backed Certificates 1999-1, Class BF, 8.84%, 1/25/2029	924,952
300,000		EQCC Home Equity Loan Trust 1995-4, Class A4, 6.95%, 3/15/2012	299,412
91,465		Green Tree Home Equity Loan Trust 1999-A, Class B2A, 7.44%, 2/15/2029	91,576
942,642		Green Tree Home Improvement Loan Trust 1995-C, Class B1, 7.20%, 7/15/2020	931,500
2,200,000		Green Tree Home Impovement Loan Trust 1996-F, Class HI2, 7.70%, 11/15/2027	2,034,890
2,000,000		Green Tree Home Improvement Loan Trust 1997-C, Class B2, 7.59%, 8/15/2028	1,300,000
539,305		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	517,733
1,096,720		Independent National Mortgage Corp. Home Equity 1997-A, Class BF, 7.39%, 10/25/2028	1,039,999
1,000,000		Merrill Lynch Mortgage Investors, Inc. 1993-C, Class A4, 6.50%, 3/15/2018	1,003,701
2,113,420	[2]	Merrill Lynch Mortgage Investors, Inc. 1998-FF3, Class BB, 5.50%, 11/20/2029	1,964,160
558,456		NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	530,533
2,749,000	[2]	Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	2,433,360
1,000,000		Saxon Asset Securities Trust 1999-1, Class BV1, 9.36%, 2/25/2029	1,017,070
434,385		Saxon Asset Securities Trust 1999-2, Class BV1, 8.305%, 9/25/2001	433,316
140,639		The Money Store Home Equity Trust 1992-B, Class A, 6.90%, 7/15/2007	138,029

		TOTAL	20,176,437

		Manufactured Housing--5.5%
750,000		Green Tree Financial Corp. 1995-3, Class B1, 7.85%, 8/15/2025	708,630
1,250,000		Green Tree Financial Corp. 1996-2, Class B1, 7.55%, 4/15/2027	1,165,575
2,250,000		Green Tree Financial Corp. 1997-3, Class B1, 7.51%, 7/15/2028	1,982,160
2,000,000		Merit Securities Corp., Series 12, Class 1, 7.98%, 7/28/2033	1,761,250
245,462		Oakwood Mortgage Investors, Inc. 1995-B, Class A2, 6.45%, 1/15/2021	243,076
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 9.02625%, 6/7/2016	492,350

		TOTAL	6,353,041

		Marine Receivables--1.3%
625,934		CBNJ Boat Loan Trust 1994-1, Class A, 6.89%, 5/18/2012	622,009
864,011		NationsCredit Grantor Trust 1997-1, Class A, 6.75%, 8/15/2013	862,490

		TOTAL	1,484,499

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Other--8.3%
$211,516		Advanta Equipment Receivables 1998-1, Class C, 6.49%, 12/15/2006	$210,751
417,771	[1,2]	Bosque Asset Corp., Class 1, 7.66%, 6/5/2002	413,593
1,224,086		Case Equipment Loan Trust 1999-A, Class B, 5.96%, 8/15/2005	1,192,951
325,000		Centerior Energy Receivables Master Trust 1996-1, Class A, 7.20%, 4/15/2002	325,926
131,588		Copelco Capital Funding Trust 1998-A, Class A3, 5.78%, 8/15/2001	131,293
3,430,516	[2]	FMAC Loan Receivables Trust 1997-A, Class A-X, 2.77%, 4/15/2019	366,636
3,000,000		Salomon Brothers Mortgage Sec. VII 1999-3, Class M3, 9.395%, 5/25/2029	3,000,000
1,926,000		Salomon Brothers Mortgage Sec. VII 1999-NC2, Class M3, 9.86%, 4/25/2029	1,926,000
2,120,000		Salomon Brothers Mortgage Sec. VII 1999-NC3, Class M3, 9.71%, 7/25/2029	2,120,000

		TOTAL	9,687,150

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $62,463,561)	59,639,289

		COLLATERALIZED MORTGAGE OBLIGATIONS--25.9%
		Commercial Mortgage--1.8%
3,799,141		First Union Lehman Brothers Commercial Mortgage Trust Series 1997-C1, IO, 0.99%, 4/18/2027	211,137
1,900,000	[1,2]	K Mart CMBS Financing, Inc. Series 1997-1, Class D, 7.29%, 3/1/2007	1,891,555

		TOTAL	2,102,692

		Government Agency--0.3%
353,480		FHLMC, Series 1686, Class PK, 5.00%, 4/15/2023	349,871

		Whole Loan--23.8%
863,767		Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21%, 5/25/2029	730,963
950,132		Bear Stearns Mortgage Securities, Inc. 1996-8, Class B3, 8.00%, 11/25/2027	932,830
1,130,179		CMSI 1992-18, Class A-1, 7.268%, 11/25/2022	1,146,393
289,757	[2]	GE Capital Mortgage Services, Inc. 1994-3, Class B4, 6.50%, 1/25/2024	185,444
654,000		GE Capital Mortgage Services, Inc. 1998-3, Class A4, 6.25%, 1/25/2028	628,769
386,894		GE Capital Mortgage Services, Inc. 1998-11, Class 1A13, 6.75%, 6/25/2028	380,156
2,778,145		Headlands Mortgage Securities, Inc. 1997-1, Class B3, 7.75%, 3/25/2027	2,630,773
2,680,000		Homeside Mortgage Securities, Inc. 1998-1, Class A2, 6.75%, 2/25/2028	2,411,411
1,535,000		Mellon Residential Funding Corp. 1998-TBC1, Class B3, 6.59%, 10/25/2028	1,435,943
535,000	[2]	Mellon Residential Funding Corp. 1998-TBC1, Class B4, 6.59%, 10/25/2028	398,241
973,728		Norwest Asset Securities Corp. 1997-10, Class A4, 7.00%, 8/25/2027	929,501
1,014,847		Norwest Asset Securities Corp. 1998-6, Class A9, 6.90%, 4/25/2028	930,379
4,664,696		PNC Mortgage Securities Corp. 1997-2, Class B1, 7.50%, 3/25/2027	4,453,526
1,009,507		Resecuritization Mortgage Trust 1998-A, Class B3, 7.84%, 10/26/2023	851,141
2,000,000		Residential Accredit Loans, Inc. 1997-QS12, Class A6, 7.25%, 11/25/2027	1,920,600
Principal Amount			Value

		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Whole Loan--continued
$1,000,000		Residential Asset Securitization Trust 1997-A7, Class A5, 7.50%, 9/25/2027	$998,620
2,500,000		Residential Funding Mortgage Securities I, Inc. 1996-S1, Class A11, 7.10%, 1/25/2026	2,389,525
2,250,000		Residential Funding Mortgage Securities I, Inc. 1997-S17, Class A14, 7.00%, 11/25/2027	2,090,374
484,187		Residential Funding Mortgage Securities I, Inc. 1996-S25, Class M3, 7.75%, 12/25/2026	474,687
1,308,050	[2]	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class B1-4, 7.41%, 1/28/2025	1,076,689
860,210		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	806,664

		TOTAL	27,802,629

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $31,997,278)	30,255,192

		CORPORATE BONDS--16.0%
		Banking--4.2%
3,000,000		Chase Manhattan Corp., Sub. Note, 5.25%, 12/5/2009	2,901,021
1,000,000		Mercantile Bancorporation, Inc., 6.80%, 6/15/2001	992,270
1,000,000		Wells Fargo and Co., Note, 6.50%, 9/3/2002	976,080

		TOTAL	4,869,371

		Financial Intermediaries--1.9%
2,000,000		Olympic Financial Ltd., Sr. Note, 11.50%, 3/15/2007	2,211,480

		Food & Drug Retailers--1.2%
1,500,000		Great Atlantic & Pacific Tea Co., Inc., Global Bond Deb., 7.70%, 1/15/2004	1,405,935

		Forest Products--0.9%
1,000,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	1,027,020

		Insurance--2.4%
2,000,000		GEICO Corp., Deb., 9.15%, 9/15/2021	2,108,340
750,000		HSB Group, Inc., Company Guarantee, 7.19%, 7/15/2027	689,543

		TOTAL	2,797,883

		Retailers--1.2%
1,450,000		Shopko Stores, Inc., 8.50%, 3/15/2002	1,458,990

		Supranational--1.7%
2,000,000		Corp Andina De Fomento, Bond, 7.375%, 7/21/2000	2,001,020

		Technology Services--1.4%
1,500,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	1,608,750

Principal Amount or Shares			Value

		CORPORATE BONDS--continued
		Utilities--1.1%
$1,250,000	[2]	Camuzzi Gas, Bond, 9.25%, 12/15/2001	$1,240,625

		TOTAL CORPORATE BONDS (IDENTIFIED COST $19,066,504)	18,621,074

		MORTGAGE BACKED SECURITIES--1.3%
		Government Agency--1.3%
819,645		FHLMC, 6.00%, 4/1/2003	791,728
704,126		GNMA, 8.50%, 8/15/2026	717,110

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $1,521,497)	1,508,838

		MUTUAL FUNDS--1.6%
229,791	[3]	High Yield Bond Portfolio (identified cost $2,173,279)	1,831,437

		U.S. TREASURY OBLIGATION--0.7%
		U.S. Treasury Note
$800,000		7.50%, 11/15/2001 (identified cost $831,157)	807,656

		REPURCHASE AGREEMENT--2.4%[4]
2,770,000		Paribas Corp., 6.58%, dated 5/31/2000, due 6/1/2000 (at amortized cost)	2,770,000

		TOTAL INVESTMENTS (IDENTIFIED COST $122,052,372)[5]	$116,663,559

1 Denotes variable rate securities which show current rate and next demand date.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 2000, these securities amounted to $16,219,865 which represents 13.9% of net assets.

3 Pursuant to an exemptive order, the Fund may invest in Federated Core Trust (the "Trust") which is also managed by Federated Investment Management Company, the Fund's adviser. The Trust is an open-end management investment company under the Investment Company Act of 1940 available only to registered investment companies and other institutional investors. High Yield Bond Portfolio and Federated Mortgage Core Portfolio (the "Portfolios") are two series of the Trust. Federated receives no fees on behalf of the Portfolios. Income distributions from the Portfolios are declared daily and paid monthly. Income distributions earned by the Fund are recorded as dividend income in the accompanying financial statements.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $122,052,372. The net unrealized depreciation of investments on a federal tax basis amounts to $5,388,813 which is comprised of $68,217 appreciation and $5,457,030 depreciation at May 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($116,562,675) at May 31, 2000.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
IO	--Interest Only

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $122,052,372)		$116,663,559
Income receivable		1,073,930
Receivable for shares sold		82,716
Prepaid expense		87,956

TOTAL ASSETS		117,908,161

Liabilities:
Payable for investments purchased	$17,390
Payable for shares redeemed	608,010
Income distribution payable	665,698
Accrued expenses	54,388

TOTAL LIABILITIES		1,345,486

Net assets for 12,523,736 shares outstanding		$116,562,675

Net Assets Consist of:
Paid in capital		$135,797,751
Net unrealized depreciation of investments		(5,388,813)
Accumulated net realized loss on investments		(14,202,965)
Undistributed net investment income		356,702

TOTAL NET ASSETS		$116,562,675

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
$108,184,010 ÷ 11,623,518 shares outstanding		$9.31

Offering Price Per Share (100/99.00 of $9.31)[1]		$9.40

Redemption Proceeds Per Share		$9.31

Class F Shares:
$8,378,665 ÷ 900,218 shares outstanding		$9.31

Offering Price Per Share (100/99.00 of $9.31)[1]		$9.40

Redemption Proceeds Per Share (99/100 of $9.31)[2]		$9.22

1 See "What Do Shares Cost?" in the Prospectus.

2 See "Sales Charge When You Redeem" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED)

Investment Income:
Dividends			$176,456
Interest			5,205,820

TOTAL INCOME			5,382,276

Expenses:
Investment adviser fee		$261,723
Administrative personnel and services fee		60,318
Custodian fees		8,441
Transfer and dividend disbursing agent fees and expenses		53,111
Directors'/Trustees' fees		1,769
Auditing fees		5,056
Legal fees		1,701
Portfolio accounting fees		28,794
Distribution services fee--Class A Shares		304,411
Distribution services fee--Class F Shares		6,823
Shareholder services fee--Class A Shares		152,206
Shareholder services fee--Class F Shares		11,371
Share registration costs		13,578
Printing and postage		28,665
Insurance premiums		2,082
Taxes		4,522
Miscellaneous		1,577

TOTAL EXPENSES		946,148

Waivers:
Waiver of investment adviser fee	$(16,508)
Waiver of distribution services fee--Class A Shares	(182,647)
Waiver of distribution services fee--Class F Shares	(910)
Waiver of shareholder services fee--Class F Shares	(1,365)

TOTAL WAIVERS		(201,430)

Net expenses			744,718

Net investment income			4,637,558

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(368,863)
Net change in unrealized depreciation of investments			(1,883,721)

Net realized and unrealized loss on investments			(2,252,584)

Change in net assets resulting from operations			$2,384,974

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,637,558	$8,918,373
Net realized loss on investments ($(368,863) and ($3,092,726), respectively, as computed for federal tax purposes)	(368,863)	(3,085,078)
Net change in unrealized depreciation	(1,883,721)	(2,933,257)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,384,974	2,900,038

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,034,636)	(8,142,077)
Class F Shares	(305,841)	(807,850)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,340,477)	(8,949,927)

Share Transactions:
Proceeds from sale of shares	46,301,393	163,459,402
Net asset value of shares issued to shareholders in payment of distributions declared	2,652,177	6,532,660
Cost of shares redeemed	(79,407,704)	(129,540,668)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(30,454,134)	40,451,394

Change in net assets	(32,409,637)	34,401,505

Net Assets:
Beginning of period	148,972,312	114,570,807

End of period (including undistributed net investment income of $356,702 and $59,621, respectively)	$116,562,675	$148,972,312

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 9.45	$ 9.82	$ 9.95	$ 9.91	$ 9.97	$ 9.48
Income From Investment Operations:
Net investment income	0.33	0.57	0.60	0.59	0.59	0.55
Net realized and unrealized gain (loss) on investments	(0.16)	(0.35)	(0.13)	0.04	(0.06)	0.49

TOTAL FROM INVESTMENT OPERATIONS	0.17	0.22	0.47	0.63	0.53	1.04

Less Distributions:
Distributions from net investment income	(0.31)	(0.59)	(0.60)	(0.59)	(0.59)	(0.55)

Net Asset Value, End of Period	$ 9.31	$ 9.45	$ 9.82	$ 9.95	$ 9.91	$ 9.97

Total Return[1]	1.83%	2.31%	4.81%	6.52%	5.54%	11.29%

Ratios to Average Net Assets:

Expenses	1.15%[2]	1.10%	1.10%	1.10%	1.10%	1.10%

Net investment income	7.08%[2]	5.98%	6.02%	5.90%	6.04%	6.13%

Expense waiver/reimbursement[3]	0.33%[2]	0.37%	0.47%	0.49%	0.56%	0.43%

Supplemental Data:

Net assets, end of period (000 omitted)	$108,184	$139,452	$101,213	$94,952	$116,174	$138,451

Portfolio turnover	12%	29%	93%	62%	104%	63%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class F Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 9.45	$ 9.82	$ 9.95	$ 9.91	$ 9.97	$ 9.48
Income From Investment Operations:
Net investment income	0.35	0.57	0.61	0.60	0.66	0.61
Net realized and unrealized gain (loss) on investments	(0.17)	(0.34)	(0.13)	0.04	(0.12)	0.44

TOTAL FROM INVESTMENT OPERATIONS	0.18	0.23	0.48	0.64	0.54	1.05

Less Distributions
Distributions from net investment income	(0.32)	(0.60)	(0.61)	(0.60)	(0.60)	(0.56)

Net Asset Value, End of Period	$ 9.31	$ 9.45	$ 9.82	$ 9.95	$ 9.91	$ 9.97

Total Return[1]	1.88%	2.42%	4.91%	6.63%	5.64%	11.39%

Ratios to Average Net Assets:

Expenses	1.05%[2]	1.00%	1.00%	1.00%	1.00%	1.00%

Net investment income	7.18%[2]	6.00%	6.09%	6.00%	6.14%	6.22%

Expense waiver/reimbursement[3]	0.08%[2]	0.12%	0.22%	0.24%	0.31%	0.18%

Supplemental Data:

Net assets, end of period (000 omitted)	$8,379	$9,520	$13,358	$8,807	$8,938	$10,183

Portfolio turnover	12%	29%	93%	62%	104%	63%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 2000 (UNAUDITED)

ORGANIZATION

Federated Fixed Income Securities, Inc. (formerly Fixed Income Securities, Inc.) (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Limited Term Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class F Shares. The investment objective of the Fund is to seek a high level of current income consistent with minimum fluctuation in principal value through compilation of a portfolio, the weighted average duration which will at all times be limited to three years.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds, (other fixed-income and asset backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended registered investment companies are valued at net asset value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust (the "Core Trust") which is managed by Federated Investment Management Company, the Fund's Adviser (or an affiliate of the Fund's Adviser). The Core Trust is and open-end management company registered under the Investment Company Act of 1940, available to to only registered investment companies and other institutional investors. The investment objective of High Yield Portfolio, a series of Core Trust, is to seek high current income by investing in a diversified portfolio of fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from the Core Trust are declared and paid annually, and are recorded by the fund as capital gains received.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with the other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expense.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At May 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $13,823,671, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$8,964,278

2003	1,407,407

2004	97,949

2005	261,311

2007	3,092,726

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on theses transactions due to changes in market conditions or failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at May 31, 2000 is as follows:

Security	Acquisition Date	Acquisition Cost
125 Home Loan Owner Trust 1998-1A, 12.16%, 2/15/2029	7/30/1998	$ 1,499,532

Banco National de Mexico SA, 6.25%, 12/1/2003	1/9/1997	1,296,891

Bosque Asset Corp., Class 1, 7.66%, 6/5/2002	6/19/1997	412,825

Camuzzi Gas, Bond, 9.25%, 12/15/2001	3/24/1998	1,306,888

FMAC Loan Receivables Trust 1997-A, 2.77%, 4/15/2019	6/16/1997	481,984

GE Capital Mortgage Services, Inc., 1994-3, 6.50%, 1/25/2024	7/10/1997	198,254

K Mart CMBS Financing, Inc. Series 1997-1, 7.29%, 3/1/2007	2/27/1997	1,900,000

Mellon Residential Funding Corp. 1998-TBC1, 6.59%, 10/25/2028	12/16/1998	462,532

Merrill Lynch Mortgage Investors, Inc. 1993-FF3, 5.50%, 11/20/2029	5/11/1999	1,964,570

Paragon Auto Receivables Owner Trust 1998-A, 7.47%, 11/15/2004	5/14/1998	922,363

Paragon Auto Receivables Owner Trust 1998-B, 7.03%, 3/15/2005	9/9/1998	808,624

Saxon Asset Securities Trust 1998-1, 8.00%, 12/25//2027	3/5/1998	1,372,640

SMFC Trust Asset-Backed Certificates Series 1997-A, 7.41%, 1/28/2025	2/4/1998	1,190,362

Team Fleet Financing Corp. Series 1997-1, 7.80%, 5/15/2003	4/24/1997	1,946,344

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for a trade date basis.

CAPITAL STOCK

At May 31, 2000, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	1,000,000,000
Class F Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,887,979	$45,888,517	16,591,622	$160,553,694
Shares issued to shareholders in payment of distributions declared	267,166	2,508,026	619,730	5,967,134
Shares redeemed	(8,288,979)	(77,846,169)	(12,757,200)	(122,750,761)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,133,834)	$(29,449,626)	4,454,152	$43,770,067

	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	43,804	$412,876	300,562	$2,905,708
Shares issued to shareholders in payment of distributions declared	15,356	144,151	58,565	565,526
Shares redeemed	(166,392)	(1,561,535)	(712,506)	(6,789,907)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(107,232)	$(1,004,508)	(353,379)	$(3,318,673)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,241,066)	$(30,454,134)	4,100,773	$40,451,394

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.50%
Class F Shares	0.15%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended May 31, 2000, were as follows:

Purchases	$15,564,754

Sales	$31,974,306

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

WILLIAM. D. DAWSON III

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

AS OF MAY 31, 2000

Federated Limited Term Fund

Established 1991

9TH SEMI-ANNUAL REPORT

Federated
Federated Limited Term Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31417P106
Cusip 31417P205

3070201 (7/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Richard B. Fisher

President

Federated Limited Term Municipal Fund

President's Message

Dear Shareholder:

Federated Limited Term Municipal Fund was created in 1993, and I am pleased to present its seventh Semi-Annual Report. The fund's total net assets are $85 million and are invested in 85 tax-free issues. These tax-free bonds have an average maturity of under three years and, on average, hold an "A" rating.

This report covers the first half of the fund's fiscal year, which is the six-month reporting period from December 1, 1999 through May 31, 2000. It begins with an interview by the fund's portfolio manager, Jeff A. Kozemchak, Senior Vice President of Federated Investment Management Company. Following his discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's holdings, and third is the publication of the fund's financial statements.

The fund pursues attractive tax-free income1 through a portfolio of short-term municipal bonds, and its yield is targeted between the rates of tax-free money market fund instruments and longer term municipal bonds. As a result, the fund has the potential to offer more income than money market instruments, but less income than long-term, tax-free municipal bonds.2

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

2 Unlike the fund whose share price fluctuates, money market funds seek to maintain a stable $1.00 share value.

During the reporting period, which was marked by rising rates, the fund performed relatively well. Income distributions accounted for the fund's total return performance, which was less than the 1.14% average return for funds in its peer group, the Lipper Short-Term Municipal Debt Funds Average.3 Individual share class total return performance for the six-month reporting period, including income distributions, follows.4

	Total Return	Income Distributions	Net Asset Value Change
Class A Shares	0.82%	$0.197	$9.60 to $9.48 = (1.25%)
Class F Shares	0.94%	$0.209	$9.60 to $9.48 = (1.25%)

As of May 31, 2000, the fund's broadly diversified portfolio owned 85 municipal securities, which included bonds issued for hospitals, single-family housing authorities, electricity revenue and resource recovery bonds.

Thank you for choosing Federated Limited Term Municipal Fund as a relatively conservative way to pursue tax-free income from short-term municipal issues. Remember, reinvesting your monthly dividends and adding to your account on a regular basis are two convenient ways to gain the benefit of compounding.5

As always, we welcome your comments and suggestions.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
July 15, 2000

3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. These figures do not take sales charges into account.

4 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A and F Shares were (0.22%) and (0.04%), respectively.

5 Systematic investing does not ensure a profit or protect against loss in declining markets.

Jeff A. Kozemchak, CFA

Senior Vice President

Federated Investment Management Company

Investment Review

What is your review of the economy and the interest rate environment over the six-month reporting period?

Continued strong economic growth in the face of a series of Federal Reserve Board (the "Fed") interest rate increases characterized the reporting period. Gross Domestic Product (GDP) growth in the third and fourth quarters of 1999 was 5.7% and 7.3%, respectively. This robust growth continued into the first quarter of 2000, with preliminary GDP reported as 5.4%. This marked the first time in 15 years that real GDP growth for three consecutive quarters has averaged over 6%. Clearly, this rate of growth exceeds widely accepted measures of the non-inflationary potential of the economy. The consumer continued to drive economic activity. Retail sales were strong and ended the reporting period with a 10.3% year-over-year increase. Labor markets remained tight. The average monthly increase in non-farm payrolls during the reporting period was $278,000, and the unemployment rate ended the reporting period at 4.1%, near the 29-year low set in January 2000.

Benign inflation measures through much of the reporting period served to offset the strong economic growth. Surging energy prices resulted in increases in the Producer Price Index (PPI), particularly in the first quarter of 2000. However, the core PPI rate was flat to negative for much of the reporting period. Additionally, productivity gains continued to be a factor in dampening the impact of tightness in the labor markets and creeping wage pressures. However, as the reporting period ended and first quarter inflation data emerged, signs of inflationary pressures appeared to be building. The Personal Consumption Expenditure Price Index, a measure watched closely by the Fed, rose at a 3.2% rate in the first quarter of 2000. This was the largest increase since 1994. The Employment Cost Index, a closely watched measure of wage and benefit costs, increased by 4.1%. This was the largest increase since 1991. In addition, the core Consumer Price Index increased by 0.4% in April 2000, well above the 0.2% expected. However, in late May 2000, some signs of moderation in manufacturing, housing, and employment soothed the market.

During the reporting period, interest rates generally rose along the short-term part of the yield curve, as the market built in expectations that the Fed would need to tighten monetary policy. In fact, the Fed did incrementally increase the federal funds target rate by 25 basis points each in February 2000 and March 2000, and by 50 basis points in May 2000. The target rate ended the reporting period at 6.50%. Short-term market interest rates, in turn, reflected the robust economic conditions and expectations regarding Fed policy.

Interest rates in the short-term municipal market reflected the Fed's actions to raise the target rate over 100 basis points. Over the reporting period, short-term municipal yields rose over 80 basis points (0.80%) for one-year bonds to 4.90%, and 70 basis points (0.70%) for three-year bonds to 5.20%.

How did Federated Limited Term Municipal Fund perform during the six-month reporting period?

Total returns reflected the difficult and rising interest rate environment and bond prices declined over the reporting period. Investors in the fund's Class A Shares received a total return of 0.82% and investors in the fund's Class F Shares received a total return of 0.94% based on net asset value.1 These results fell slightly short of the 1.14% average return for the funds in its peer group, the Lipper Short-Term Municipal Debt Funds Average. On a taxable equivalent basis, the total returns for the Class A Shares and Class F Shares were 2.18% and 2.38%, respectively, which were only marginally below the returns of taxable money market funds over the six-month reporting period.

1 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A and F Shares were (0.22%) and (0.04%), respectively.

What level of income did the fund deliver to its tax-sensitive shareholders?

For the six-month reporting period, the fund's tax-exempt income totaled $0.197 per share for the Class A Shares and $0.209 per share for the Class F Shares. These income levels correspond to annualized tax-exempt distribution rates of 4.17% and 4.42% for investors in the Class A and F Shares, respectively.

Also, as of May 31, 2000, the fund posted 30-day SEC yields of 4.36% for the Class A Shares and 4.61% for the Class F Shares.2

What do you foresee for the rest of 2000, and how have you positioned the fund's portfolio as a result?

The Fed has raised interest rates six times over the past year, totaling 175 basis points. Typically, there is a 6- to 12-month lag effect of monetary policy changes (i.e., interest rate increases) on the economy. While some signs of slowing have recently appeared, it is too early to say if these are part of a fundamental slowdown or just a brief statistical pause in economic growth. We expect the Fed to remain rather vigilant and possibly tighten further if the economy shows signs of re-acceleration later in the summer or inflationary surprises appear. Accordingly, we will continue to position the fund for higher interest rates over the latter half of the year and will keep the average maturity on the shorter end of its target range. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

2 The 30-day SEC yield is calculated by dividing the net investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized The 30-day SEC yield based on offering price (i.e., less any applicable sales charge), for Class A Shares was 4.31%.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

If you made an initial investment of $8,000 in the Class A Shares of Federated Limited Term Municipal Fund on 9/1/93, reinvested your dividends and capital gains, and did not redeem any shares, your account would have been worth $9,984 on 5/31/00. You would have earned a 3.34%1 average annual total return for the investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 6/30/00, the Class A Shares' 1-year, 5-year, and since inception (9/1/93) average annual total returns were 1.08%, 3.43%, and 3.39%, respectively. Class F Shares' 1-year, 5-year, and since inception (9/1/93) average annual total returns were 1.40%, 3.90% and 3.78%, respectively.2

[Graphic Representation Omitted - See Appendix]

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1.00% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 1.00% sales charge; Class F Shares, 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 initial investment and subsequent investments of $1,000 each year for seven years (reinvesting all dividends and capital gains) grew to $7,836.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Limited Term Municipal Fund on 9/1/93, reinvested your dividends and capital gains and did not redeem any shares, you would have invested only $7,000, but your account would have reached a total value of $7,8361 by 5/31/00. You would have earned an average annual total return of 3.06%.

A practical investment plan helps you pursue income by investing in short-term municipal bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money and compounding to work.

[Graphic Representation Omitted - See Appendix]

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Portfolio of Investments

MAY 31, 2000 (UNAUDITED)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--93.2%[2]
		Alabama--2.0%
$1,236,722	[3]	Birmingham, AL, Fire Equipment Lease Obligation No. 1, 5.60%, 11/5/2004	NR		$1,210,516
515,000		Mobile, AL, GO Warrants, 4.95%, 8/15/2000	NR		515,314

		TOTAL			1,725,830

		Alaska--2.7%
80,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, First Series, 4.75% (Snettisham Hydroelectric Project), 1/1/2002	AAA		79,666
75,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, First Series, 4.75% (Snettisham Hydroelectric Project), 1/1/2003	AAA		74,271
1,065,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, First Series, 4.75% (Snettisham Hydroelectric Project)/ (AMBAC INS), 1/1/2002	AAA		1,057,044
1,070,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, First Series, 5.35% (Snettisham Hydroelectric Project)/ (AMBAC INS), 1/1/2003	AAA		1,052,259

		TOTAL			2,263,240

		California--2.9%
380,000		Delta Counties, CA, Home Mortgage Finance Authority, SFM Revenue Bonds, Series 1998A, 4.85% (MBIA INS), 12/1/2008	AAA		366,229
1,000,000		Sacramento County, CA, HDA, Multifamily Housing Revenue Bonds, Series I, 4.80% TOBs (Rancho Natomas Apartments)/(Dai-Ichi Kangyo Bank Ltd., Tokyo LOC), Mandatory Tender 12/15/2000	A3		999,180
1,160,000		West Sacramento, CA, Limited Obligation Refunding Improvement Bonds, 4.80% (West Sacramento Reassessment District of 1998)/(Original Issue Yield: 4.90%), 9/2/2002	NR		1,138,818

		TOTAL			2,504,227

		Colorado--5.8%
375,000		Colorado HFA, SFM Revenue Bond, Series C-1, 7.65%, 12/1/2025	Aa2		393,697
660,000		Colorado HFA, Single Family Program Senior Bonds, Series 1998A-3, 4.60%, 11/1/2016	Aa2		658,621
1,385,000		Colorado HFA, Single Family Program Senior Bonds, Series 1998C-1, 4.70%, 5/1/2020	Aa2		1,368,186
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Colorado--continued
$495,000		Colorado HFA, Single Family Program Senior Bonds, Series 1999 A-3, 4.25%, 10/1/2005	Aa2		$483,684
2,000,000		Denver, CO, City & County Airport Authority, Airport System Revenue Bonds, Series 1996C, 5.05%, 11/15/2000	BBB+		2,001,320

		TOTAL			4,905,508

		Florida--1.7%
1,425,000		Pinellas County, FL, HFA, SFM Revenue Bonds, Series C, 6.45% (GNMA COL), 3/1/2029	Aaa		1,448,512

		Hawaii--1.2%
1,025,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds, 4.65% (G.N. Wilcox Memorial Hospital), 7/1/2003	BBB+		990,088

		Idaho--3.6%
390,000		Idaho Health Facilities Authority, Hospital Revenue Bonds, Series 1998, 4.50% (Idaho Elks Rehabilitation Hospital)/(Original Issue Yield: 4.55%), 7/15/2002	BBB		381,291
225,000		Idaho Health Facilities Authority, Hospital Revenue Bonds, Series 1998, 4.70% (Idaho Elks Rehabilitation Hospital)/(Original Issue Yield: 4.75%), 7/15/2004	BBB		214,285
750,000		Idaho Health Facilities Authority, Improvement Refunding Revenue Bonds, 4.30% (Bannock Regional Medical Center)/(Original Issue Yield: 4.40%), 5/1/2002	BBB+		733,500
1,770,000		Idaho Housing Agency, SFM Bonds, Series B-2, 4.65%, 7/1/2028	Aaa		1,708,050

		TOTAL			3,037,126

		Illinois--10.0%
1,730,000		Broadview, IL, Tax Increment Financing Revenue Bonds, 4.60%, 7/1/2004	NR		1,667,547
890,000		Chicago, IL, Collateralized SFM Revenue Bonds, Series 1997B, 5.10% (GNMA Collateralized Home Mortgage Program COL), 9/1/2007	Aaa		880,165
1,550,000		Chicago, IL, Collateralized SFM Revenue Bonds, Series A-1, 4.85% (GNMA Collateralized Home Mortgage Program COL), 3/1/2015	Aaa		1,507,391
760,000		Illinois Development Finance Authority, Series 1995, Revenue Bonds, 5.80% (Catholic Charities Housing Development Corp.), 1/1/2007	NR		742,125
435,000		Illinois Development Finance Authority, Mortgage Revenue Refunding Bonds, Series 1997A, 5.20% (MBIA INS), 7/1/2008	Aaa		429,619
2,000,000		Illinois Development Finance Authority, Solid Waste Disposal Revenue Bonds, 7.125% (Waste Management, Inc.), 1/1/2001	BBB		2,004,840
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Illinois--continued
$615,000		Illinois Health Facilities Authority, Refunding Revenue Bonds, Series 1996B, 5.00% (Sarah Bush Lincoln Health Center)/(Original Issue Yield: 5.10%), 2/15/2001	A-		$613,985
670,000		Illinois Health Facilities Authority, Refunding Revenue Bonds, Series 1996B, 5.125% (Sarah Bush Lincoln Health Center)/(Original Issue Yield: 5.25%), 2/15/2002	A-		662,429

		TOTAL			8,508,101

		Indiana--4.2%
630,000		Indiana Health Facility Financing Authority, Hospital Refunding Revenue Bonds, Series 1996, 5.625% (Hancock Memorial Hospital and Health Services), 8/15/2000	BBB+		630,164
685,000		Indiana Health Facility Financing Authority, Hospital Refunding Revenue Bonds, Series 1996, 5.625% (Hancock Memorial Hospital and Health Services), 8/15/2001	BBB+		684,116
725,000		Indiana Health Facility Financing Authority, Hospital Refunding Revenue Bonds, Series 1996, 5.625% (Hancock Memorial Hospital and Health Services), 8/15/2002	BBB+		721,600
1,355,000		Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, 4.50% (Floyd Memorial Hospital, IN)/(Original Issue Yield: 4.53%), 2/15/2005	A		1,303,998
225,000		Marion County, IN Hospital Authority, Hospital Facility Revenue Refunding Bonds, 6.50% (Methodist Hospital of Indiana)/(Original Issue Yield: 7.374%), 9/1/2008	AAA		230,036

		TOTAL			3,569,914

		Kansas--2.8%
335,000		Newton, KS, Hospital Revenue Refunding Bonds, Series 1998, 4.65% (Newton Healthcare Corp.)/(Original Issue Yield: 4.70%), 11/15/2001	BBB-		330,514
370,000		Newton, KS, Hospital Revenue Refunding Bonds, Series 1998, 4.80% (Newton Healthcare Corp.)/(Original Issue Yield: 4.90%), 11/15/2003	BBB-		356,417
780,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Series 1997A-1, 5.10% (GNMA Collateralized Home Mortgage Program COL), 12/1/2014	Aaa		767,528
955,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program, Series 1998 A-1, 5.00% (GNMA Collateralized Home Mortgage Program COL), 6/1/2013	Aaa		921,890

		TOTAL			2,376,349

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Louisiana--5.2%
$1,500,000		Louisiana State Offshore Term Authority, Deepwater Port Refunding Revenue Bonds, First Stage Series 1992B, 6.00% (Loop, Inc.), 9/1/2001	A		$1,516,260
1,000,000		St. Charles Parish, LA, PCR Refunding Bonds, Series 1999-C, 5.35% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 10/1/2003	BBB-		974,050
2,000,000		St. Charles Parish, LA, PCR Refunding Revenue Bonds, Series 1999A, 4.85% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2002	BBB-		1,962,020

		TOTAL			4,452,330

		Massachusetts--4.5%
2,000,000		Massachusetts HEFA, Revenue Bonds, Series 1999A, 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB		1,915,480
1,000,000		Massachusetts IFA, Resource Recovery Revenue Refunding Bonds, Series 1998A, 4.60% (Ogden Haverhill), 12/1/2002	BBB		973,410
1,000,000		Massachusetts IFA, Resource Recovery Revenue Refunding Bonds, Series 1998A, 4.70% (Ogden Haverhill), 12/1/2003	BBB		964,410

		TOTAL			3,853,300

		Minnesota--1.6%
1,500,000		Maplewood, MN, Health Care Facility Revenue Bonds, Series 1996, 5.95% (Healtheast, MN), 11/15/2006	BBB-		1,401,540

		Missouri--2.7%
1,000,000		Kansas City, MO, IDA, PCR Bonds, 6.05% (General Motors Corp.), 4/1/2006	A		1,004,350
450,000		West Plains, MO, IDA, Hospital Revenue Bonds, 4.70% (Ozarks Medical Center)/(Original Issue Yield: 4.80%), 11/15/2002	BB+		435,434
440,000		West Plains, MO, IDA, Hospital Revenue Bonds, 4.85% (Ozarks Medical Center)/(Original Issue Yield: 4.95%), 11/15/2003	BB+		419,338
425,000		West Plains, MO, IDA, Hospital Revenue Bonds, 5.05% (Ozarks Medical Center)/(Original Issue Yield: 5.125%), 11/15/2005	BB+		394,515

		TOTAL			2,253,637

		Nebraska--0.9%
788,203	[3]	Energy America, NE, Gas Supply Revenue Bonds, Series 1998B, 5.10% (Nebraska Public Gas Agency), 10/15/2005	NR		750,937

		New Hampshire--2.2%
2,000,000		New Hampshire Business Finance Authority, PCR Refunding Bonds, 4.55% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2004	BBB+		1,892,080

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		New York--3.3%
$1,800,000		New York City, NY, UT GO Bonds, Series B, 7.50% (Original Issue Yield: 7.60%), 2/1/2001	A-		$1,831,932
990,000		New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 71, 4.75%, 10/1/2021	Aa1		977,001

		TOTAL			2,808,933

		North Carolina--4.0%
1,000,000		North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, Series B, 5.375% (Original Issue Yield: 5.50%), 1/1/2001	BBB		1,001,120
2,440,000		North Carolina HFA, SFM Revenue Bonds, Series 1997TT, 4.90%, 9/1/2024	AA		2,413,526

		TOTAL			3,414,646

		North Dakota--3.9%
2,470,000		North Dakota State HFA, Housing Finance Program Bonds, Series 1997C, 4.70%, 1/1/2022	Aa3		2,428,776
900,000		North Dakota State HFA, Housing Finance Program Bonds, Series 1998A, 4.60%, 1/1/2023	Aa3		877,248

		TOTAL			3,306,024

		Ohio--6.9%
500,000		Franklin County, OH, Health Care Facilities, Revenue Refunding Bonds, 4.60% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 4.70%), 7/1/2001	NR		494,125
315,000		Franklin County, OH, Health Care Facilities, Revenue Refunding Bonds, 4.80% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 4.90%), 7/1/2003	NR		303,991
460,000		Franklin County, OH, Health Care Facilities, Revenue Refunding Bonds, 5.00% (Ohio Presbyterian Retirement Services), 7/1/2004	NR		439,180
3,000,000		Hamilton County, OH, Local Cooling Facilities Revenue Bonds, Series 1998, 4.90% TOBs (Trigen-Cinergy Solutions of Cincinnati LLC)/(Cinergy Corp. GTD), Mandatory Tender 6/1/2004	BBB+		2,880,570
795,000		Ohio Enterprise Bond Fund, Series 1995-3, State Economic Development Revenue Bonds, 5.60% (Smith Steelite), 12/1/2003	A-		798,625
975,000		Ohio HFA, Residential Mortgage Revenue Bonds, Series 1998A-1, 4.90% (GNMA Collateralized Home Mortgage Program COL), 9/1/2025	AAA		952,146

		TOTAL			5,868,637

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Pennsylvania--9.5%
$615,000		Clarion County, PA, Hospital Authority, Revenue Refunding Bonds, Series 1997, 4.75% (Clarion County Hospital)/(Original Issue Yield: 4.85%), 7/1/2001	BBB-		$608,610
850,000		Clarion County, PA, Hospital Authority, Revenue Refunding Bonds, Series 1997, 5.00% (Clarion County Hospital), 7/1/2002	BBB-		834,624
830,000		Grove City Area Hospital Authority, Hospital Revenue Bonds, Series 1998, 4.50% (United Community Hospital)/(Original Issue Yield: 4.60%), 7/1/2003	BBB		797,323
505,000		Hazleton, PA, Health Services Authority, Hospital Revenue Bonds, Series 1996, 5.40% (Hazleton-St. Joseph Medical Center), 7/1/2001	BBB+		503,364
195,000		Jeannette Health Services Authority, PA, Hospital Revenue Bonds, Series A of 1996, 4.85% (Jeannette District Memorial Hospital)/ (Original Issue Yield: 4.95%), 11/1/2000	BBB+		194,598
155,000		Jeannette Health Services Authority, PA, Hospital Revenue Bonds, Series A of 1996, 5.05% (Jeannette District Memorial Hospital)/ (Original Issue Yield: 5.15%), 11/1/2001	BBB+		153,648
220,000		Jeannette Health Services Authority, PA, Hospital Revenue Bonds, Series A of 1996, 5.15% (Jeannette District Memorial Hospital)/(Original Issue Yield: 5.30%), 11/1/2002	BBB+		216,691
2,000,000		Montgomery County, PA, IDA, PCR Refunding Bonds, Series 1999B, 5.30% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+		1,950,060
1,200,000		Pennsylvania EDFA, Resource Recovery Refunding Revenue Bonds, Series B, 6.75% (Northampton Generating), 1/1/2007	BBB-		1,203,060
595,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds, Series 1997, 5.00% (Jeanes Hospital), 7/1/2000	BBB+		594,697
620,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds, Series 1997, 5.20% (Jeanes Hospital), 7/1/2001	BBB+		616,051
435,000		Philadelphia, PA, IDA, Revenue Bonds, 4.55% (Franklin Institute), 6/15/2003	Baa2		419,266

		TOTAL			8,091,992

		Rhode Island--4.7%
3,885,000		Rhode Island State Student Loan Authority, Student Loan Revenue Refunding Bond, Series B, 6.75% (Original Issue Yield: 6.80%), 12/1/2001	A		3,955,979

		South Carolina--1.2%
1,000,000		South Carolina Job Development Authority, Hospital Facilities Improvement Revenue Bonds, Series 2000A, 5.75% (Palmetto Health Alliance), 12/15/2001	BBB		997,240

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Tennessee--2.5%
$585,000		Montgomery County, TN, HEFA Board, Hospital Revenue Refunding Bonds, 4.50% (Clarksville Regional Hospital)/(Original Issue Yield: 4.60%), 1/1/2003	BBB		$567,310
915,000		Montgomery County, TN, HEFA Board, Hospital Revenue Refunding Bonds, 4.55% (Clarksville Regional Hospital)/(Original Issue Yield: 4.65%), 1/1/2004	BBB		871,666
730,000		Montgomery County, TN, HEFA Board, Hospital Revenue Refunding Bonds, 4.65% (Clarksville Regional Hospital)/(Original Issue Yield: 4.75%), 1/1/2005	BBB		686,967

		TOTAL			2,125,943

		Texas--3.2%
500,000		Bell County, TX, HFDC, Retirement Facility Revenue Bonds, Series 1998A, 4.40% (Buckner Retirement Services, Inc. Obligated Group Project)/(Original Issue Yield: 4.50%), 11/15/2002	A-		483,295
1,270,000		Bell County, TX, HFDC, Retirement Facility Revenue Bonds, Series 1998A, 5.00% (Buckner Retirement Services, Inc. Obligated Group Project), 11/15/2004	A-		1,234,440
1,000,000	[3]	Greenville, TX, Industrial Development Corp., Airport Revenue Refunding Bonds, Series 1996, 5.15% (Raytheon/E-Systems, Inc.), 8/1/2000	NR		1,000,190

		TOTAL			2,717,925

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $80,961,818)			79,220,038

		SHORT-TERM MUNICIPALS--6.8%[2]
		Alabama--1.2%
1,000,000		Mobile, AL, IDB, Series 1994 A, 5.75% TOBs (International Paper Co.), Optional Tender 12/1/2000	BBB+		1,000,000

		Indiana--1.2%
1,000,000		Portage, IN, Revenue Bonds, Series 1998B, Weekly VRDNs (American Iron Oxide Co. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	NR		1,000,000

		New York--4.4%
3,800,000		New York City, NY, IDA, IDRBs, Daily VRDNs (Nippon Cargo Airlines Co.)/(Industrial Bank of Japan Ltd., Tokyo LOC)	BBB+		3,800,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			5,800,000

		TOTAL INVESTMENTS (IDENTIFIED COST $86,761,818)[4]			$85,020,038

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 At May 31, 2000, 47.9% of the total investments at market value were subject to alternative minimum tax.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 2000, these securities amounted to $2,961,643 which represents 3.5% of net assets.

4 The cost of investments for federal tax purposes amounts to $86,761,818. The net unrealized depreciation of investments on a federal tax basis amounts to $1,741,780 which is comprised of $16,235 appreciation and $1,758,015 depreciation at May 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($85,013,271) at May 31, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDFA	--Economic Development Financing Authority
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRBs	--Industrial Development Revenue Bonds
IFA	--Industrial Finance Authority
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $86,761,818)		$85,020,038
Cash		47,959
Income receivable		1,463,704
Receivable for investments sold		360,000

TOTAL ASSETS		86,891,701

Liabilities:
Payable for investments purchased	$1,000,000
Payable for shares redeemed	559,988
Payable for daily variation margin	15,000
Income distribution payable	302,028
Accrued expenses	1,414

TOTAL LIABILITIES		1,878,430

Net assets for 8,968,895 shares outstanding		$85,013,271

Net Assets Consist of:
Paid in capital		$91,708,695
Net unrealized depreciation of investments and futures contracts		(1,778,089)
Accumulated net realized loss on investments and futures contracts		(4,997,335)
Undistributed net investment income		80,000

TOTAL NET ASSETS		$85,013,271

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net Asset Value Per Share ($69,542,852 ÷ 7,336,724 shares outstanding)		$9.48

Offering Price Per Share (100/99.00 of $9.48)[1]		$9.58

Redemption Proceeds Per Share		$9.48

Class F Shares:
Net Asset Value Per Share ($15,470,419 ÷ 1,632,171 shares outstanding)		$9.48

Offering Price Per Share		$9.48

Redemption Proceeds Per Share (99.00/100 of $9.48)[1]		$9.39

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED)

Investment Income:
Interest			$2,563,960

Expenses:
Investment adviser fee		$202,027
Administrative personnel and services fee		59,791
Custodian fees		5,463
Transfer and dividend disbursing agent fees and expenses		25,672
Directors'/Trustees' fees		1,813
Auditing fees		4,636
Legal fees		1,953
Portfolio accounting fees		26,581
Distribution services fee--Class A Shares		103,348
Distribution services fee--Class F Shares		13,751
Shareholder services fee--Class A Shares		103,348
Shareholder services fee--Class F Shares		22,919
Share registration costs		15,384
Printing and postage		14,937
Insurance premiums		535
Taxes		3,788
Miscellaneous		681

TOTAL EXPENSES		606,627

Waivers:
Waiver of investment adviser fee	$(149,322)
Waiver of distribution services fee--Class F Shares	(13,751)

TOTAL WAIVERS		(163,073)

Net expenses			443,554

Net investment income			2,120,406

Realized and Unrealized Loss on Investments and Futures Contracts:
Net realized loss on investments and futures contracts			(683,011)
Net change in unrealized depreciation of investments and futures contracts			(671,646)

Net realized and unrealized loss on investments and futures contracts			(1,354,657)

Change in net assets resulting from operations			$765,749

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,120,406	$5,176,816
Net realized loss on investments and futures contracts ($(683,011) and $(2,004,917), respectively, as computed for federal tax purposes)	(683,011)	(2,004,917)
Net change in unrealized depreciation on investments and futures contracts	(671,646)	(1,597,928)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	765,749	1,573,971

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,717,774)	(3,798,878)
Class F Shares	(402,632)	(1,377,938)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,120,406)	(5,176,816)

Share Transactions:
Proceeds from sale of shares	57,621,961	121,512,143
Net asset value of shares issued to shareholders in payment of distributions declared	1,377,370	4,242,585
Cost of shares redeemed	(98,249,834)	(97,671,342)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(39,250,503)	28,083,386

Change in net assets	(40,605,160)	24,480,541

Net Assets:
Beginning of period	125,618,431	101,137,890

End of period	$85,013,271	$125,618,431

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 9.60	$ 9.86	$ 9.78	$ 9.76	$ 9.85	$ 9.49
Income From Investment Operations:
Net investment income	0.20	0.39	0.40	0.41	0.40	0.46
Net realized and unrealized gain (loss) on investments and futures contracts	(0.12)	(0.26)	0.08	0.02	(0.08)	0.36

TOTAL FROM INVESTMENT OPERATIONS	0.08	0.13	0.48	0.43	0.32	0.82

Less Distributions:
Distributions from net investment income	(0.20)	(0.39)	(0.40)	(0.41)	(0.40)	(0.46)
Distributions in excess of net investment income	--	--	--	--	(0.01)[1]	--

TOTAL DISTRIBUTIONS	(0.20)	(0.39)	(0.40)	(0.41)	(0.41)	(0.46)

Net Asset Value, End of Period	$ 9.48	$ 9.60	$ 9.86	$ 9.78	$ 9.76	$ 9.85

Total Return[2]	0.82%	1.29%	4.95%	4.45%	3.34%	8.67%

Ratios to Average Net Assets:

Expenses	0.92%[3]	0.90%	0.90%	0.90%	0.81%	0.68%

Net investment income	4.16%[3]	3.94%	4.08%	4.17%	4.14%	4.72%

Expense waiver/reimbursement[4]	0.30%[3]	0.31%	0.50%	0.48%	0.54%	1.03%

Supplemental Data:

Net assets, end of period (000 omitted)	$69,543	$97,612	$72,174	$52,921	$73,570	$65,179

Portfolio turnover	4%	25%	25%	33%	49%	47%

1 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class F Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 9.60	$ 9.86	$ 9.78	$ 9.76	$ 9.85	$ 9.49
Income From Investment Operations:
Net investment income	0.21	0.41	0.42	0.43	0.43	0.47
Net realized and unrealized gain (loss) on investments and futures contracts	(0.12)	(0.26)	0.08	0.02	(0.08)	0.36

TOTAL FROM INVESTMENT OPERATIONS	0.09	0.15	0.50	0.45	0.35	0.83

Less Distributions:
Distributions from net investment income	(0.21)	(0.41)	(0.42)	(0.43)	(0.43)	(0.47)
Distributions in excess of net investment income	--	--	--	--	(0.01)[1]	--

TOTAL DISTRIBUTIONS	(0.21)	(0.41)	(0.42)	(0.43)	(0.44)	(0.47)

Net Asset Value, End of Period	$ 9.48	$ 9.60	$ 9.86	$ 9.78	$ 9.76	$ 9.85

Total Return[2]	0.94%	1.54%	5.21%	4.71%	3.60%	8.86%

Ratios to Average Net Assets:

Expenses	0.67%[3]	0.65%	0.65%	0.65%	0.56%	0.49%

Net investment income	4.39%[3]	4.18%	4.28%	4.42%	4.40%	4.91%

Expense waiver/reimbursement[4]	0.45%[3]	0.46%	0.65%	0.63%	0.69%	1.12%

Supplemental Data:

Net assets, end of period (000 omitted)	$15,470	$28,006	$28,964	$20,298	$26,300	$26,442

Portfolio turnover	4%	25%	25%	33%	49%	47%

1 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 2000 (UNAUDITED)

ORGANIZATION

Federated Fixed Income Securities, Inc., (formerly, Fixed Income Securities, Inc.), (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Limited Term Municipal Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class F Shares. The investment objective of the fund is to provide a high level of current income which is exempt from federal income tax (federal regular income tax does not include the federal alternative minimum tax) consistent with the preservation of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At November 30, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $4,314,324, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$1,870,398

2003	439,009

2007	2,004,917

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund sells bond futures contracts to manage interest rate risk. Upon entering into a bond futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.

For the period ended May 31, 2000, the Fund had realized gains on futures contracts of $31,444.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contract to Deliver/Receive	Position	Unrealized (Depreciation)
September 2000	30 2-Year U.S. Treasury Notes Futures	Short	$(11,475)

September 2000	30 5-Year U.S. Treasury Notes Futures	Short	(24,834)

			$(36,309)

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors (the "Directors"). The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at May 31, 2000 is as follows:

Security	Acquisition Date	Acquisition Cost
Birmingham, AL, 5.60%, 11/05/2004	11/09/1999	$1,236,722

Energy America NE, 5.10%, 10/15/2005	3/18/1998	785,737

Greenville, TX Industrial Development Corp, 5.15%, 8/01/2000	8/08/1996	1,000,000

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2000, par value shares ($0.001 per share) authorized were as follows:

Class Name	Shares of Par Value Capital Stock Authorized
Class A Shares	1,000,000,000
Class F Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,917,786	$56,296,311	10,438,881	$102,014,792
Shares issued to shareholders in payment of distributions declared	126,370	1,202,884	322,441	3,137,186
Shares redeemed	(8,873,129)	(84,471,198)	(7,917,855)	(76,977,707)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,828,973)	$(26,972,003)	2,843,467	$28,174,271

	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	138,533	$1,325,650	1,981,302	$19,497,351
Shares issued to shareholders in payment of distributions declared	18,329	174,486	113,371	1,105,399
Shares redeemed	(1,441,255)	(13,778,636)	(2,116,729)	(20,693,635)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(1,284,393)	$(12,278,500)	(22,056)	$(90,885)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,113,366)	$(39,250,503)	2,821,411	$28,083,386

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate its voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class F Shares	0.15%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended May 31, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $71,965,000 and $81,240,172, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended May 31, 2000, were as follows:

Purchases	$3,296,235

Sales	$36,621,642

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

WILLIAM D. DAWSON III

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

AS OF MAY 31, 2000

Federated Limited Term Municipal Fund

Established 1993

7TH SEMI-ANNUAL REPORT

Federated
Federated Limited Term Municipal Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31417P304
Cusip 31417P403

G00278-01 (7/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Richard B. Fisher

President

Federated Strategic Income Fund

President's Message

Dear Shareholder:

Federated Strategic Income Fund was created in 1994, and I am pleased to present its sixth Semi-Annual Report. This $869 million net asset bond fund seeks generous monthly income from three distinct bond markets--domestic high-yield bonds, U.S. corporate and government bonds, and international corporate and government bonds.1 This report covers the first half of the fund's fiscal year which is the six-month period from December 1, 1999 through May 31, 2000. The fund's portfolio manager, Joseph M. Balestrino, Senior Vice President of Federated Investment Management Company, presents his thoughts on these three bond markets, the fund's weightings, and outlook for income opportunities for shareholders. Following his discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's bond selections, and third is the publication of the fund's financial statements.

This income fund holds a strategic combination of hundreds of bonds selected by an investment management team consisting of experts in three key bond market sectors. These bond sectors historically have little correlation with one another, and shareholders are diversified in holdings around the world, including the U.S. markets. However, in the past 12 months, Alan Greenspan, chairman of the Federal Reserve Board (the "Fed"), raised interest rates six times. Six times he reminded bond and equity investors of his fear of inflation in this country. In the Ides of March 2000, his message came across loud and clear. As a result, the stock markets fell, and bond holders hoped for just one more interest rate increase. Some visible sectors of the U.S. economy have slowed, and this scenario should bode well for bond prices sooner or later.

1 Securities rated below investment grade generally entail greater market, credit and liquidity risks than investment grade securities. International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

Individual share class total return performance for the six-month reporting period of the fund follows.1

	Total Return	Income Distributions	Net Asset Value Change
Class A Shares	(1.54%)	$0.406	$9.19 to $8.65 = (5.88%)
Class B Shares	(2.02%)	$0.372	$9.19 to $8.64 = (5.98%)
Class C Shares	(2.02%)	$0.372	$9.19 to $8.64 = (5.98%)
Class F Shares	(1.55%)	$0.406	$9.18 to $8.64 = (5.88%)

Thank you for your support of this diversified approach to income generation. Remember, reinvesting your monthly dividends and investing on a systematic basis are convenient ways to build your account--and to help your money grow through the benefit of compounding.2

As always, we welcome your comments and suggestions.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
July 15, 2000

1 Performance quoted is based on net asset value, represents past performance, and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the reporting period, based on offering price (i.e., less any applicable sale charge), for Class A, B, C, and F Shares were (5.94%), (7.20%), (2.96%), and (3.43%), respectively.

2 Systematic investing does not assure a profit or protect against loss in declining markets.

Joseph M. Balestrino

Senior Vice President

Federated Investment Management Company

Investment Review

Shareholders' Note: This fund is co-managed by a team of portfolio managers, in addition to lead manager Joseph M. Balestrino, who are experts in key bond market sectors: U.S. government--Kathy Foody-Malus, Vice President, Federated Investment Management Company; high-yield corporate bonds--Mark E. Durbiano, Senior Vice President, Federated Investment Management Company; and international bonds--Robert Kowit, Vice President, Federated Global Investment Management Corp.

What is the fund management's review of the six-month reporting period?

In domestic bond sectors, the corporate bond market over the six-month reporting period experienced the negative effects of both rising interest rates and general stock market volatility. In addition, the U.S. Treasury announced and executed upon its plan to repurchase high-coupon, long-term maturity treasury bonds. In this environment, pure treasury securities outperformed most other fixed income sectors, including both high-quality and high-yield corporate securities. The result: a very modest positive return in the high-quality bond arena and a negative return in the high-yield corporate bond arena.

In international bond markets, the market influences were very similar. Many central banks around the globe were raising interest rates to avoid potentially mounting inflation problems, and international stock markets were generally experiencing increased volatility along with price declines. As a result, many international fixed-income markets delivered negative total returns over the fund's six-month reporting period.

How did Federated Strategic Income Fund perform in terms of total return?

The fund's returns were negative reflecting a generally weak bond market environment. Class A Shares posted a total return for the six-month reporting period ended May 31, 2000 of (1.54%) based on net asset value. Income generated by the fund contributed to the total return. The fund's Class B, C, and F Shares had total returns of (2.02%), (2.02%), and (1.55%), respectively, based on net asset value.1

Of course, income is a primary consideration for shareholders. What was the total income paid per share during the six-month reporting period?

The fund's six monthly income dividends totaled $0.406 per share for Class A Shares, $0.372 for Class B Shares, $0.372 per share for Class C Shares, and $0.406 per share for Class F Shares.

What were the 30-day SEC yields for each of the fund's share classes?

The yields at the end of the reporting period were very attractive. As of May 31, 2000, the fund's Class A Shares achieved a 9.17% 30-day SEC yield, Class B Shares had an 8.41% 30-day SEC yield, Class C Shares earned a 8.40% 30-day SEC yield, and Class F Shares had a 9.17% 30-day SEC yield at NAV.2

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the reporting period, based on offering price (i.e., less any applicable sale charge), for Class A, B, C and F Shares were (5.94%), (7.20%), (2.96%), and (3.43%), respectively.

2 The 30-day SEC yields were 8.74% and 9.07% for Class A Shares and Class F Shares, respectively, based on offering price.

How were the fund's assets allocated among domestic high-quality, domestic high-yield and international bonds as of May 31, 2000?

The fund's sector allocation was 19.6% in domestic high-quality, 45.5% in domestic high-yield, and 34.0% in international bonds issues. Over the reporting period, the sector allocation has gradually been shifted toward more high yield exposure and slightly less international exposure, given the weak performance and very strong performance, respectively, in these two markets.

As we reach the mid-point of the year, what is your outlook for the fund's three sectors?

In the United States, Federated's outlook on bonds has become more positive, recommending that investors add to their overall fixed-income positions within a diversified portfolio. There is a growing belief that the Fed's interest rate hikes to date are having the desired effect of slowing the economy to a more sustainable pace without excessive inflation. In addition, the relative value of the mortgage backed and corporate bond sectors has also increased given the significant outperformance of pure U.S. treasuries thus far in the year 2000. Thus, it is anticipated that returns are poised to improve for most domestic bond sectors going forward.

Internationally, fund management is generally of a neutral to slightly positive opinion. Global economic growth appears to be sustainable, which should particularly benefit the emerging debt markets. On the other hand, rising rates in the more developed markets, such as Europe, could have the effect of reducing bond values. Consequently, the fund has been marginally decreasing its allocation to the international bond markets.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

If you had made an initial investment of $7,000 in the Class A Shares of Federated Strategic Income Fund on 5/4/94, reinvested dividends and capital gains, and did not redeem any shares, your account would have been worth $9,887 on 5/31/00. You would have earned a 5.85%1 average annual total return for the investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 6/30/2000, the Class A Shares' 1-year, 5-year, and since inception (5/4/94) average annual total returns were (1.89%), 5.81%, and 6.23%, respectively. Class B Shares' 1-year and since inception (7/27/95) average annual total returns were (3.23%) and 5.75%, respectively. Class C Shares' 1-year, 5-year, and since inception (5/2/94) average annual total returns were 1.00%, 6.00%, and 6.23%, respectively. Class F Shares' 1-year, 5-year, and since inception (5/10/94) average annual total returns were 0.91%, 6.53%, and 6.73%, respectively.2

[Graphic Representation Omitted - See Appendix]

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 4.50% sales charge applicable to an initial investment in Class A Shares. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 4.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge; Class F Shares, 1.00% sales charge and 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 initial investment and subsequent investments of $1,000 each year for six years (reinvesting all dividends and capital gains) grew to $7,776.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Strategic Income Fund on 5/4/94, reinvested your dividends and capital gains and did not redeem any shares, you would have invested only $7,000, but your account would have reached a total value of $7,776 by 5/31/00. You would have earned an average annual total return of 3.47%.

A practical investment plan in the fund helps you pursue income through a highly diversified portfolio invested in U.S. corporate securities, U.S. government securities and non-U.S. corporate securities. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money and compounding to work.

[Graphic Representation Omitted - See Appendix]

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investor Profile--Investing for Future Income

Jim and Leslie Weber are a two-income couple who, like many others, want to be able to afford their present lifestyle and still have something extra for those special times when they might need it.

They decided a diversified income fund was right for them. The fund's exposure to U.S. government securities, high-yield U.S. corporate securities, and international securities gives them a relatively stable income stream. They invested $100,000 in the Class A Shares of Federated Strategic Income Fund on May 4, 1994, and have allowed the dividends and capital gains to reinvest.

By May 31, 2000, they were pleased to see that their original investment had grown to $142,323 for an average annual total return of 5.98%.

The couple is fictional, but the figures are real.

[Graphic Representation Omitted - See Appendix]

This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance is no guarantee of future results.

Portfolio of Investments

MAY 31, 2000 (UNAUDITED)

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--11.8%
		Automotive--0.5%
$2,820,000		Arvin Industries, Inc., Company Guarantees, 9.50%, 2/1/2027	$2,597,361
775,000		General Motors Corp., Note, 9.45%, 11/01/2011	839,317
1,000,000		Hertz Corp., MTN, 9.05%, 6/22/2000	1,002,180

		TOTAL	4,438,858

		Banking--0.7%
2,200,000		Barclays North America, Deb., 9.75%, 5/15/2021	2,343,638
1,000,000	[1,2]	Den Danske Bank, Note, 7.40% 6/15/2010	976,130
1,000,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/15/2005	915,230
1,250,000		National Bank of Canada, Sub. Note, 8.125%, 8/15/2004	1,267,638
1,000,000	[1,2]	Swedbank, Sub., Note, 11/29/2049	917,322

		TOTAL	6,419,958

		Cable Television--0.6%
2,500,000		CF Cable TV, Inc., Note, 9.125%, 7/15/2007	2,609,275
2,000,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	2,150,040

		TOTAL	4,759,315

		Chemicals & Plastics--0.2%
1,450,000	[1,2]	Fertinitro Finance, Company Guarantee, 8.29%, 4/01/2020	878,445
1,250,000	[1,2]	Reliance Industries Ltd., Bond, 8.25%, 1/15/2027	1,184,775

		TOTAL	2,063,220

		Consumer Products--0.1%
1,000,000		International Speedway Corp., Company Guarantee, 7.875%, 10/15/2004	966,350

		Ecological Services & Equipment--0.3%
2,700,000		WMX Technologies, Inc., Deb., 8.75%, 5/1/2018	2,359,719

		Education--0.2%
2,000,000		Boston University, MTN, 7.625%, 7/15/2097	1,750,520

		Electronics--0.3%
3,000,000		Anixter International, Inc., Company Guarantee, 8.00%, 9/15/2003	2,857,770

		Finance - Automotive--0.2%
1,620,000		General Motors Acceptance Corp., Note, 9.00%, 10/15/2002	1,669,637

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--continued
		Financial Intermediaries--1.1%
$1,500,000		Capital One Financial Corp., Note, 7.125%, 8/01/2008	$1,330,650
2,000,000		Green Tree Financial Corp., Sub. Bond, 1993-4, Class B2, 8.55%, 01/15/2019	1,648,140
80,421		Green Tree Home Equity Loan Trust 1999-A, Class B2A, 7.44%, 02/15/2029	80,519
1,000,000		Lehman Brothers Holdings, Inc., Note, 8.50%, 5/1/2007	1,001,550
1,000,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	935,950
1,175,000		Olympic Financial Ltd., Sr. Note, 11.50%, 3/15/2007	1,299,245
2,013,000		Olympic Financial Ltd., Unit, 11.50%, 3/15/2007	2,258,586
1,300,000	[1,2]	Pemex Finance Ltd., Series 2000; Class A1, 9.03%, 2/15/2011	1,273,454

		TOTAL	9,828,094

		Forest Products--0.6%
1,250,000		Donohue Forest Products, Company Guarantee, 7.625%, 5/15/2007	1,225,725
250,000		Pope & Talbot, Inc., Deb., 8.375%, 6/1/2013	222,198
3,380,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	3,471,328

		TOTAL	4,919,251

		Health Care--0.2%
850,000		Tenet Healthcare Corp., Sr. Note, 8.00%, 1/15/2005	799,000
500,000		Tenet Healthcare Corp., Sr. Sub. Note, 8.125%, 12/01/2008	452,500

		TOTAL	1,251,500

		Home Products & Furnishings--0.1%
600,000		Whirlpool Corp., Unsecd. Note, 9.50%, 6/15/2000	601,356

		Insurance--1.3%
500,000		AFC Capital Trust I, Bond, 8.207%, 2/3/2027	445,120
1,500,000		CNA Financial Corp., Bond, 6.95%, 1/15/2018	1,176,495
1,000,000		Conseco Finance, Unsecd. Note, 8.796%, 4/01/2027	355,000
2,000,000		Conseco, Inc., Sr. Sub. Note, 10.25%, 6/01/2002	1,390,000
750,000		Delphi Funding LLC, Notes, 9.31%, 3/25/2027	671,858
3,164,000		Delphi Financial Group, Inc., Sr. Note, 8.00%, 10/1/2003	3,057,943
2,000,000	[1,2]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	1,903,020
625,000		Provident Cos., Inc., Bond, 7.405%, 3/15/2038	484,181
500,000	[1,2]	USF&G Capital Company Guarantee, 8.312%, 7/1/2046	464,375
500,000		USF&G Capital II, Company Guarantee, 8.47%, 1/10/2027	458,915
1,000,000	[1,2]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	936,810

		TOTAL	11,343,717

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--continued
		Leisure & Entertainment--0.5%
$2,850,000		Paramount Communications, Inc., Sr. Deb., 8.25%, 8/01/2022	$2,684,358
1,175,000		Viacom, Inc., Sr. Sub. Note, 10.25%, 9/15/2001	1,208,758

		TOTAL	3,893,116

		Metals & Mining--1.0%
1,000,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	983,190
1,950,000		Inco Ltd., Note, 9.60%, 6/15/2022	1,942,805
2,300,000	[1,2]	Normandy Finance Ltd., Company Guarantee, 7.50%, 7/15/2005	2,081,569
3,000,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	2,523,732
1,125,000		Santa Fe Pacific Gold, Note, 8.375%, 7/01/2005	1,093,916

		TOTAL	8,625,212

		Oil & Gas--0.6%
1,250,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	1,153,938
1,750,000		Sun Co., Inc., Deb., 9.00%, 11/1/2024	1,817,148
2,530,000		Veritas DGC, Inc., Sr. Note, 9.75%, 10/15/2003	2,542,650

		TOTAL	5,513,736

		Printing & Publishing--0.2%
880,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	789,571
1,000,000		News America Holdings, Inc., Note, 8.15%, 10/17/2036	877,520

		TOTAL	1,667,091

		Real Estate--0.3%
500,000		Storage USA, Notes, 8.20%, 6/1/2017	450,450
2,100,000		Storage USA, Deb., 7.50%, 12/1/2027	1,704,381

		TOTAL	2,154,831

		Retailers--1.6%
3,500,000		Dayton-Hudson Corp., Deb., 10.00%, 12/01/2000	3,552,080
1,000,000		Federated Department Stores, Sr. Note, 10%, 2/15/2001	1,015,400
3,174,365		K Mart Corp., Pass Thru Cert., 8.54%, 1/2/2015	2,887,276
2,000,000		May Department Stores Co., Deb., 9.875%, 6/15/2021	2,123,240
1,100,000		Sears, Roebuck & Co., MTN, 10.00%, 2/03/2012	1,207,613
1,000,000		Shopko Stores, Inc., Sr. Note, 8.50%, 3/15/2002	1,006,200
2,300,000		Shopko Stores, Inc., Sr. Note, 9.25%, 3/15/2022	2,327,485

		TOTAL	14,119,294

		Technology Services--0.4%
3,440,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	3,689,400

Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--continued
		Telecommunications & Cellular--0.4%
$1,000,000		LCI International, Inc., Sr. Note, 7.25%, 6/15/2007	$936,260
1,750,000		MetroNet Communications, Sr. Note, 12.00%, 8/15/2007	1,986,250
625,000		MetroNet Escrow Corp., Sr. Note, 10.625%, 11/01/2008	705,469

		TOTAL	3,627,979

		Utilities--0.4%
1,750,000	[1,2]	Edison Mission Holding Co., Sr. Secd. Note, 8.734%, 10/01/2026	1,594,040
550,000	[1,2]	Israel Electric Corp., Ltd., Sr. Note, 7.875%, 12/15/2026	489,478
600,000	[1,2]	Israel Electric Corp., Ltd., Sr. Secd. Note, 7.75%, 3/01/2009	566,880
500,000		Puget Sound Energy, Inc., MTN, 7.02%, 12/1/2027	432,670
1,000,000	[1,2]	Tenaga Nasional, Deb., 7.50%, 1/15/2096	738,500

		TOTAL	3,821,568

		TOTAL CORPORATE BONDS (IDENTIFIED COST $113,146,900)	102,341,492

		INTERNATIONAL BONDS--34.0%
		ARGENTINE PESO--0.1%
		Telecommunications & Cellular--0.1%
1,000,000	[1,2]	CIA International Telecommunications, Note, 10.375%, 8/01/2004	830,108

		AUSTRALIAN DOLLAR--0.2%
		Sovereign--0.2%
2,000,000		Australia, Government of, 8.75%, 8/15/2008	1,321,396

		State/Provincial--0.0%
550,000		Victoria, State of, Local Government Guarantee, 10.25%, 11/15/2006	372,934

		TOTAL AUSTRALIAN DOLLAR	1,694,330

		BRITISH POUND--0.4%
		Air Transportation--0.1%
600,000		British Airways, Note, 10.875%, 6/15/2008	1,084,612

		Sovereign--0.3%
1,300,000		United Kingdom, Government of, Foreign Government Guarantee, 11.75%, 1/22/2007	2,208,601

		TOTAL BRITISH POUND	3,293,213

		CANADIAN DOLLAR--1.1%
		Forest Products--0.4%
3,750,000		Avenor, Inc., Deb., 10.85%, 11/30/2014	2,876,127

Foreign Currency Par Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		CANADIAN DOLLAR--continued
		Telecommunications & Cellular--0.7%
7,180,000		Clearnet Communications, Inc., Sr. Disc. Note, 0/11.75%, 8/13/2007	$3,307,430
6,800,000		Microcell Telecommunications, Sr. Disc. Note, 11.75%, 10/15/2007	2,996,195

		TOTAL	6,303,625

		TOTAL CANADIAN DOLLAR	9,179,752

		DANISH KRONE--0.1%
		Sovereign--0.1%
5,250,000		Denmark, Government of, Bond, 8.00%, 3/15/2006	727,018

		EURO--4.9%
		Banking--0.3%
3,000,000	[1,2]	Dresdner Funding Trust, 5.79%, 6/30/2011	2,518,965

		Sovereign--3.0%
1,000,000		Austria, Government of, Bond, 6.25%, 7/15/2027	996,437
2,250,000		Austria, Government of, Bond, 5.625%, 7/15/2007	2,120,506
3,476,784		Germany, Government of, Deb., 6.25%, 1/04/2024	3,542,082
476,308		Ireland, Government of, Deb., 4.00%, 4/18/2010	396,120
2,704,542		Ireland, Government of, Deb., 9.00%, 9/01/2006	2,992,293
387,342		Italy, Government of, 10.00%, 8/01/2003	409,939
335,696		Italy, Government of, 7.75%, 11/01/2006	351,177
4,699,749		Italy, Government of, Bond, 10.50%, 9/01/2005	5,381,257
1,420,254		Italy, Government of, Deb., 12.00%, 1/01/2003	1,533,055
1,247,895		Netherlands, Government of, Bond, 8.500%, 6/01/2006	1,351,081
1,361,340		Netherlands, Government of, Bond, 7.50%, 4/15/2010	1,473,272
2,949,571		Netherlands, Government of, Bond, 9.00%, 1/15/2001	2,818,395
680,670		Netherlands, Government of, Bond, 8.25%, 2/15/2007	737,271
863,137		Spain, Government of, Deb., 10.10%, 2/28/2001	834,725
757,275		Spain, Government of, Foreign Government Guarantee, 8.00%, 5/30/2004	772,182

		TOTAL	25,709,792

		Telecommunications & Cellular--1.6%
3,000,000		Enitel ASA, 12.50%, 4/15/2010	2,798,850
2,500,000	[1,2]	Jazztel PLC, Sr. Note, Series 144A, 13.25%, 12/15/2009	2,145,785
4,000,000	[1,2]	Level 3 Communications, Inc., Series 144A, 10.75%, 3/15/2008	3,377,278
Foreign Currency Par Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		EURO--continued
		Telecommunications & Cellular--continued
2,500,000	[1,2]	PTC International Finance, Company Guarantee, Series 144A, 11.25%, 12/01/2009	$2,461,821
4,000,000	[1,2]	Viatel, Inc., Sr. Note, Series 144A, 12.75%, 4/15/2008	3,470,573

		TOTAL	14,254,307

		TOTAL EURO	42,483,064

		HUNGARIAN FORINT--0.8%
		Sovereign--0.6%
250,000,000		Hungary, Government of, Bond, 9.50%, 1/12/2002	889,549
580,000,000		Hungary, Government of, Bond, 14.00%, 12/12/2002	2,257,812
450,000,000		Hungary, Government of, Bond, 13.00%, 7/24/2003	1,747,706

		TOTAL	4,895,067

		Supranational--0.2%
400,000,000		European Investment Bank, Series 3, 11.75%, 6/25/2004	1,538,260

		TOTAL HUNGARIAN FORINT	6,433,327

		INDONESIAN RUPIAH--0.0%
		Financial Intermediaries--0.0%
1,000,000,000	[3]	Polysindo International Finance Co., 13.00%, 6/15/2001	13,910

		NEW ZEALAND DOLLAR--0.3%
		Financial Intermediaries--0.0%
840,000		Brierley Investment Ltd., Bond, 9.00%, 3/15/2002	384,022

		Sovereign--0.3%
3,520,000		New Zealand, Government of, Bond, 5.50%, 4/15/2003	1,543,322
2,300,000		New Zealand, Government of, Deb., 8.00%, 11/15/2006	1,104,764

		TOTAL	2,648,086

		TOTAL NEW ZEALAND DOLLAR	3,032,108

		NORWEGIAN KRONE--0.1%
		Sovereign--0.1%
3,000,000		Norway, Government of, Bond, 7.00%, 5/31/2001	336,780
8,000,000		Norway, Government of, Bond, 9.50%, 10/31/2002	951,039

		TOTAL NORWEGIAN KRONE	1,287,819

		POLISH ZLOTY--1.0%
		Sovereign--1.0%
4,500,000		Poland, Government of, 10.00%, 6/12/2004	867,748
17,750,000		Poland, Government of, Bond, 12.00%, 10/12/2003	3,630,774
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		POLISH ZLOTY--continued
		Sovereign--continued
7,870,000		Poland, Government of, Bond, 12.00%, 2/12/2002	$1,639,359
4,500,000		Poland, Government of, Bond, 12.00%, 2/12/2003	920,990
1,500,000		Poland, Government of, Bond, 12.00%, 6/12/2001	321,672
6,000,000		Poland, Government of, Bond, 12.00%, 6/12/2002	1,240,956

		TOTAL POLISH ZLOTY	8,621,499

		SOUTH AFRICAN RAND--0.7%
		Government Agency--0.3%
11,000,000		Lesotho Water Authority, Foreign Government Guarantee, 13.00%, 9/15/2010	1,406,447
10,000,000		Telkom SA Ltd., 10.00%, 3/31/2008	1,124,153

		TOTAL	2,530,600

		Sovereign--0.4%
10,000,000		South Africa, Government of, 12.00%, 2/28/2005	1,343,698
15,000,000		South Africa, Government of, 13.50%, 9/15/2015	2,036,304
2,500,000		South Africa, Government of, Bond, 12.50%, 1/15/2002	359,062

		TOTAL	3,739,064

		TOTAL SOUTH AFRICAN RAND	6,269,664

		U.S. DOLLAR--24.3%
		Agency--0.4%
$2,000,000		Quebec, Province of, 11.00%, 6/15/2015	2,084,480
1,500,000		Quebec, Province of, Deb., 9.125%, 8/22/2001	1,531,365

		TOTAL	3,615,845

		Banking--0.9%
3,000,000		Bancomext Trust, Bank Guarantee, 11.25%, 5/30/2006	3,183,000
5,000,000		China Development Bank, 8.25%, 5/15/2009	4,876,700

		TOTAL	8,059,700

		Broadcast Radio & TV--0.2%
2,000,000		Globo Communicacoes Part, Sr. Note, 10.625%, 12/05/2008	1,651,104

		Building & Development--0.7%
5,000,000		Cemex SA, Bond, 12.75%, 7/15/2006	5,640,795
1,000,000		Corporacion GEO, SA de CV, Note, 10.00%, 5/23/2002	880,000

		TOTAL	6,520,795

Principal Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		U.S. DOLLAR--continued
		Cable & Wireless Television--0.1%
$1,250,000	[1,2]	Imasac, SA, 11%, 5/02/2005	$775,000

		Consumer Products--0.1%
1,500,000		Mastellone Hermanos SA, Bond, 11.75%, 4/01/2008	1,035,000

		Container & Glass Products--0.4%
4,750,000		Vicap, SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007	4,025,625

		Finance--0.1%
1,000,000		Pera Financial, Services Bond, Series REG S, 9.375%, 10/15/2002	951,250

		Food & Drug Retailers--0.4%
3,500,000	[1,2]	Premier International Foods, PLC, 12%, 9/01/2009	3,342,500

		Industrial Products & Equipment--0.1%
1,000,000		TM Group Holdings, Sr. Note, 11.00%, 5/15/2008	805,000

		Metals & Mining--0.2%
2,000,000	[1]	Codelco, Inc, Unsecd. Note, 7.375%, 5/01/2009	1,812,640

		Oil & Gas--0.4%
3,800,000		Perez Companc, SA, Series REGS, 9.00%, 5/01/2006	3,372,500

		Sovereign--11.9%
3,850,000		Argentina, Government of, Discount Bond, 3/31/2023	3,195,500
5,000,000		Brazil, Government of, C Bond, 7.00%, 4/15/2012	3,562,500
12,335,313		Brazil, Government of, C Bond, 8.00%, 4/15/2014	8,634,719
8,751,000		Brazil, Government of, 14.50%, 10/15/2009	8,969,775
14,220,000		Bulgaria, Government of, 7.062%, 7/28/2024	10,743,708
3,750,000		Jordan, Government of, 12/23/2023	2,330,715
3,100,000		Mexico, Government of, 10.375%, 2/17/2009	3,134,875
7,000,000		Mexico, Government of, 11.375%, 9/15/2016	7,516,250
3,000,000		Mexico, Government of, 8.625%, 3/12/2008	2,790,000
4,000,000		Mexico, Government of, Foreign Government Guarantee, Series D, 12/31/2019	3,910,000
3,931,579		Morocco R&CA, Foreign Government Guarantee, 2.03%, 1/1/2009	3,469,619
6,500,000		Panama, Government of, Bond, 8.875%, 9/30/2027	4,988,750
3,000,000		Panama-Irb, Deb., Series 18YR, 7/17/2014	2,280,000
Principal Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		U.S. DOLLAR--continued
		Sovereign--continued
$2,500,000		Peru, Gov Brady Flirb, Series 20 YR, 3/07/2017	$1,390,625
2,000,000		Peru, Government of, Brady, Bond, Series 20 YR, 3/07/2017	1,245,000
9,300,000		Russia, Government of, Series REGS, 10.00%, 6/26/2007	6,393,750
8,300,000		South Africa, Government, Sr. Unsub., 9.125%, 5/19/2009	7,834,370
10,000,000		Turkey, Government of, Sr. Unsub., 11.875%, 1/15/2030	10,450,000
10,000,000		Turkey, Government of, Sr. Unsub., 12.375%, 6/15/2009	10,393,900

		TOTAL	103,234,056

		Sovereign Government--5.1%
15,000,000		Brazil, Government of, Bond, 12.25%, 3/06/2030	13,237,500
15,000,000		Brazil, Government of, Bond, 12.75%, 1/15/2020	13,800,000
2,750,000		El Salvador, Government, Note, Series REGS, 9.50%, 8/15/2006	2,777,500
10,000,000	[1,2]	Kazakhstan, Government of, Bond, Series 144A, 11.125%, 5/11/2007	10,175,000
4,000,000		Qatar, Government of, Series REGS, 9.50%, 5/21/2009	4,020,000

		TOTAL	44,010,000

		Surface Transportation--0.2%
1,700,000		Kowloon-Canton Railway, Note, 8.00%, 3/15/2010	1,656,837

		Technology Services--0.5%
4,500,000	[1,2]	Hyundai Semicon, 8.625%, Series 144A, 5/15/2007	3,964,635

		Telecommunications & Cellular--2.1%
4,000,000		Alestra, SA, 12.625%, 5/15/2009	3,520,000
5,000,000		Maxcom Telecomunicacione, 13.75%, 4/01/2007	4,262,500
5,600,000		Netia Holdings, BV, Series B, 11.25%, 11/01/2007	3,836,000
3,000,000		Nuevo Grupo Iusacell SA de CV, 14.25%, Series REGS, 12/01/2006	2,985,000
3,500,000		Tricom, SA, Sr. Note, 11.375%, 9/1/2004	3,342,500

		TOTAL	17,946,000

		Utilities--0.5%
4,500,000		Empresa Nacional Electricidad SA, Bond, 8.50%, 4/01/2009	4,222,170

		TOTAL U.S. DOLLAR	211,000,657

		TOTAL INTERNATIONAL BONDS (IDENTIFIED COST $321,393,141)	294,866,469

		ASSET-BACKED SECURITIES--0.4%
		Structured Product--0.4%
2,500,000	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	2,173,438
1,000,000		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	933,281
Principal Amount or Shares			Value in U.S. Dollars
		ASSET-BACKED SECURITIES--continued
		Structured Product--continued
$460,232	[1]	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class 4, 7.7191%, 01/28/2025	$378,828

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,913,586)	3,485,547

		U.S. GOVERNMENT AGENCIES--0.1%
		Long-Term Government Obligations--0.1%
629,391		Government National Mortgage Association, 11.00%, 9/15/2015 (identified cost $707,278)	683,279

		U.S. TREASURY BONDS--6.8%
		U.S. Treasury Bonds--6.8%
6,500,000		United States Treasury Bond, 10.750%, 2/15/2003	7,128,225
9,500,000		United States Treasury Bond, 10.750%, 8/15/2005	11,184,160
10,550,000		United States Treasury Bond, 11.625%, 11/15/2004	12,536,776
3,800,000		United States Treasury Bond, 11.875%, 11/15/2003	4,394,130
10,910,000		United States Treasury Bond, 12.375%, 5/15/2004	13,021,303
10,000,000		United States Treasury Bond, 14.250%, 2/15/2002	11,182,600

		TOTAL U.S. TREASURY BONDS (IDENTIFIED COST $66,004,450)	59,447,194

		MUNICIPALS--0.3%
		Municipal Services--0.2%
750,000		Atlanta & Fulton County, GA, Recreation Authority, Taxable Revenue Bonds, Series 1997, 7.00%, Bonds (Downtown Arena Project) 12/01/2028	649,365
250,000		McKeesport, PA, Taxable GO, Series B 1997, 7.30%, Bonds (MBIA INS) 03/01/2020	227,748
1,000,000		Minneapolis/St. Paul, MN Airport Commission, UT GO Taxable Revenue Bonds, Series 9, 8.950%, Bonds (Minneapolis/St. Paul, MN) 01/01/2022	1,040,040

		TOTAL	1,917,153

		Real Estate--0.1%
900,000		North Central, TX, Housing Finance Corp., Housing Revenue Bonds, Series 1999-B, 9.100% (Tiffany Square Apartments) 12/01/2014	897,615

		TOTAL MUNICIPALS (IDENTIFIED COST $2,994,929)	2,814,768

		MUTUAL FUNDS--45.1%
2,918,425	[4]	Federated Mortgage Core Portfolio	27,462,377
15,303,708	[5]	Prime Value Obligations Fund, Class IS	15,303,708
3,500,000	[1,2]	Regional Diversified Fund, 9.25%, 3/15/2030	3,455,813
43,344,260	[4]	The High Yield Bond Portfolio	345,453,753

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $466,406,084)	391,675,651

Shares			Value in U.S. Dollars
		COMMON STOCKS--0.0%[3]
		Sovereign--0.0%
250	[3]	Nigeria, Government of, Warrants	$3
7,500	[3]	Venezuela, Government of, Warrants	0

		TOTAL COMMON STOCKS (IDENTIFIED COST $0)	3

		PREFERRED STOCKS--0.6%
		Financial Intermediaries--0.2%
40,000		Lehman Brothers Holdings, Pfd. 5.67%	1,510,000

		Real Estate--0.2%
2,000		Highwoods Properties, Inc., REIT Perpetual Pfd. Stock, Series A, $86.25	1,308,840
9,900		Prologis Trust, Cumulative Pfd.	432,816

		TOTAL	1,741,656

		Telecommunications & Cellular--0.2%
63,800		TCI Communications, Pfd., $2.50	1,646,838

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $5,857,461)	4,898,494

		TOTAL INVESTMENTS (IDENTIFIED COST $980,423,829)[6]	$860,212,897

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 2000, these securities amounted to $54,887,182 which represents 6.3% of net assets. Included in these amounts securities which have been deemed liquid amounted to $52,695,714 which represents 6.1% of net assets.

2 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Directors.

3 Non-income producing security

4 Pursuant to an exemptive order, the fund may invest in Federated Core Trust (the "Trust") which is also managed by Federated Investment Management Company, the fund's adviser. The Trust is an open-end management investment company under the Investment Company Act of 1940 available only to registered investment companies and other institutional investors. High Yield Bond Portfolio and Federated Mortgage Core Portfolio (the "Portfolios") are two series of the Trust. Federated receives no fees on behalf of the Portfolios. Income distributions from the Portfolios are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually and recorded by the fund as capital gains received.

5 Pursuant to an exemptive order, the fund may invest in Prime Value Obligations Fund which is managed by Federated Investment Management Company, the fund's adviser. The adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

6 The cost of investments for federal tax purposes amounts to $983,285,079. The net unrealized depreciation of investments on a federal tax basis amounts to $(121,745,682) which is comprised of $3,262,756 appreciation and $125,008,438 depreciation at May 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($868,675,348) at May 31, 2000.

The following acronyms are used throughout this portfolio:

GO	--General Obligation
REIT	--Real Estate Investment Trust
UT	--Unlimited Tax
MTN	--Medium Term Note
DEB	--Debenture

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $980,423,829)		$860,212,897
Cash		11
Cash denominated in foreign currencies (identified cost $160,604)		161,233
Income receivable		16,515,873
Receivable for investments sold		4,937,491
Receivable for shares sold		1,399,807

TOTAL ASSETS		883,227,312

Liabilities:
Payable for investments purchased	$10,127,666
Payable for shares redeemed	674,681
Income distribution payable	3,340,130
Payable for taxes withheld	64,273
Net payable for foreign currency exchange contracts	112
Accrued expenses	345,102

TOTAL LIABILITIES		14,551,964

Net assets for 100,521,978 shares outstanding		$868,675,348

Net Assets Consist of:
Paid in capital		$1,025,704,179
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(120,339,621)
Accumulated net realized loss on investments and foreign currency transactions		(33,605,026)
Distributions in excess of net investment income		(3,084,184)

TOTAL NET ASSETS		$868,675,348

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net Asset Value Per Share ($136,188,939 ÷ 15,753,492 shares outstanding)		$8.65

Offering Price Per Share (100/95.50 of $8.65)[1]		$9.06

Redemption Proceeds Per Share		$8.65

Class B Shares:
Net Asset Value Per Share ($643,630,671 ÷ 74,483,261 shares outstanding)		$8.64

Offering Price Per Share		$8.64

Redemption Proceeds Per Share (94.50/100 of $8.64)[2]		$8.16

Class C Shares:
Net Asset Value Per Share ($58,113,134 ÷ 6,726,139 shares outstanding)		$8.64

Offering Price Per Share		$8.64

Redemption Proceeds Per Share (99.00/100 of $8.64)[2]		$8.55

Class F Shares:
Net Asset Value Per Share ($30,742,604 ÷ 3,559,086 shares outstanding)		$8.64

Offering Price Per Share (100/99.00 of $8.64)[1]		$8.73

Redemption Proceeds Per Share (99.00/100 of $8.64)[2]		$8.55

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED)

Investment Income:
Dividends			$21,513,322
Interest (net of foreign taxes withheld of $57,573)			26,766,806

TOTAL INCOME			48,280,128

Expenses:
Investment adviser fee		$3,986,936
Administrative personnel and services fee		353,209
Custodian fees		103,929
Transfer and dividend disbursing agent fees and expenses		390,853
Directors'/Trustees' fees		4,667
Auditing fees		7,778
Legal fees		63,131
Portfolio accounting fees		86,990
Distribution services fee--Class B Shares		2,611,675
Distribution services fee--Class C Shares		243,200
Distribution services fee--Class F Shares		81,387
Shareholder services fee--Class A Shares		180,310
Shareholder services fee--Class B Shares		870,559
Shareholder services fee--Class C Shares		81,066
Shareholder services fee--Class F Shares		40,694
Share registration costs		41,120
Printing and postage		127,653
Insurance premiums		1,407
Taxes		43,344
Miscellaneous		11,358

TOTAL EXPENSES		9,331,266

Waivers:
Waiver of investment adviser fee	$(891,227)
Waiver of distribution services fee--Class F Shares	(81,387)

TOTAL WAIVERS		(972,614)

Net expenses			8,358,652

Net investment income			39,921,476

Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (net of foreign taxes withheld of $312,984)			(16,720,951)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(39,595,415)

Net realized and unrealized loss on investments and foreign currency transactions			(56,266,366)

Change in net assets resulting from operations			$(16,394,890)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$39,921,476	$82,819,074
Net realized loss on investments and foreign currency transactions ($(15,186,201) and $(17,152,593), respectively, as computed for federal tax purposes)	(16,720,951)	(20,108,590)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency	(39,595,415)	(46,807,179)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(16,394,890)	15,903,305

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(6,444,821)	(12,758,527)
Class B Shares	(28,570,843)	(58,087,441)
Class C Shares	(2,656,366)	(5,781,200)
Class F Shares	(1,458,716)	(3,034,312)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(39,130,746)	(79,661,480)

Share Transactions:
Proceeds from sale of shares	88,561,850	334,730,494
Net asset value of shares issued to shareholders in payment of distributions declared	19,792,919	38,367,991
Cost of shares redeemed	(170,592,493)	(263,103,742)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(62,237,724)	109,994,743

Change in net assets	(117,763,360)	46,236,568

Net Assets:
Beginning of period	986,438,708	940,202,140

End of period	$868,675,348	$986,438,708

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 9.19	$ 9.79	$10.41	$10.47	$10.14	$ 9.54
Income From Investment Operations:
Net investment income	0.42	0.87	0.83	0.87 [1]	0.91	0.82
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.55)	(0.65)	(0.54)	(0.03)	0.42	0.61

TOTAL FROM INVESTMENT OPERATIONS	(0.13)	0.22	0.29	0.84	1.33	1.43

Less Distributions:
Distributions from net investment income	(0.41)	(0.82)	(0.81)	(0.87)	(0.89)	(0.83)
Distributions in excess of net investment income[2]	--	--	(0.07)	--	(0.03)	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	(0.03)	(0.03)	(0.08)	--

TOTAL DISTRIBUTIONS	(0.41)	(0.82)	(0.91)	(0.90)	(1.00)	(0.83)

Net Asset Value, End of Period	$ 8.65	$ 9.19	$ 9.79	$10.41	$10.47	$10.14

Total Return[3]	(1.54%)	2.30%	2.94%	8.33%	13.89%	15.64%

Ratios to Average Net Assets:

Expenses	1.18%[4]	1.16%	1.13%	1.10%	1.05%	0.25%

Net investment income	9.20%[4]	8.93%	8.12%	8.40%	8.54%	8.68%

Expense waiver/reimbursement[5]	0.19%[4]	0.21%	0.24%	0.36%	0.98%	5.69%

Supplemental Data:

Net assets, end of period (000 omitted)	$136,189	$148,365	$141,065	$58,270	$28,021	$5,089

Portfolio turnover	27%	51%	93%	40%	47%	158%

1 Per share information is based on average shares outstanding.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2000	1999	1998	1997	1996	1995 [1]
Net Asset Value, Beginning of Period	$ 9.19	$ 9.79	$10.40	$10.47	$10.14	$10.00
Income From Investment Operations:
Net investment income	0.38	0.80	0.75	0.79 [2]	0.83	0.25
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.56)	(0.65)	(0.53)	(0.04)	0.42	0.13

TOTAL FROM INVESTMENT OPERATIONS	(0.18)	0.15	0.22	0.75	1.25	0.38

Less Distributions:
Distributions from net investment income	(0.37)	(0.75)	(0.73)	(0.79)	(0.83)	(0.24)
Distributions in excess of net investment income[3]	--	--	(0.07)	--	(0.01)	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	(0.03)	(0.03)	(0.08)	--

TOTAL DISTRIBUTIONS	(0.37)	(0.75)	(0.83)	(0.82)	(0.92)	(0.24)

Net Asset Value, End of Period	$ 8.64	$ 9.19	$ 9.79	$10.40	$10.47	$10.14

Total Return[4]	(2.02%)	1.54%	2.17%	7.53%	13.03%	5.13%

Ratios to Average Net Assets:

Expenses	1.93%[5]	1.91%	1.88%	1.85%	1.80%	1.00%[5]

Net investment income	8.41%[5]	8.18%	7.37%	7.67%	7.80%	7.95%[5]

Expense waiver/reimbursement[6]	0.19%[5]	0.21%	0.24%	0.37%	0.98%	5.69%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$643,631	$733,508	$689,687	$304,746	$120,020	$5,193

Portfolio turnover	27%	51%	93%	40%	47%	158%

1 Reflects operations for the period from July 27, 1995 (date of initial public investment) to November 30, 1995.

2 Per share information is based on average shares outstanding.

3 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 9.19	$ 9.79	$10.41	$10.47	$10.14	$ 9.54
Income From Investment Operations:
Net investment income	0.38	0.80	0.75	0.79 [1]	0.82	0.74
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.56)	(0.65)	(0.54)	(0.03)	0.43	0.61

TOTAL FROM INVESTMENT OPERATIONS	(0.18)	0.15	0.21	0.76	1.25	1.35

Less Distributions:
Distributions from net investment income	(0.37)	(0.75)	(0.73)	(0.79)	(0.80)	(0.75)
Distributions in excess of net investment income[2]	--	--	(0.07)	--	(0.04)	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	(0.03)	(0.03)	(0.08)	--

TOTAL DISTRIBUTIONS	(0.37)	(0.75)	(0.83)	(0.82)	(0.92)	(0.75)

Net Asset Value, End of Period	$ 8.64	$ 9.19	$ 9.79	$10.41	$10.47	$10.14

Total Return[3]	(2.02%)	1.54%	2.18%	7.53%	13.05%	14.79%

Ratios to Average Net Assets:

Expenses	1.93%[4]	1.91%	1.88%	1.86%	1.80%	1.00%

Net investment income	8.41%[4]	8.18%	7.37%	7.69%	7.70%	7.93%

Expense waiver/reimbursement[5]	0.19%[4]	0.21%	0.24%	0.37%	0.98%	5.69%

Supplemental Data:

Net assets, end of period (000 omitted)	$58,113	$70,531	$73,509	$29,267	$10,481	$2,323

Portfolio turnover	27%	51%	93%	40%	47%	158%

1 Per share information is based on average shares outstanding.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class F Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 9.18	$ 9.79	$10.41	$10.47	$10.14	$ 9.54
Income From Investment Operations:
Net investment income	0.42	0.87	0.82	0.87 [1]	0.95	0.77
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.55)	(0.66)	(0.53)	(0.03)	0.37	0.61

TOTAL FROM INVESTMENT OPERATIONS	(0.13)	0.21	0.29	0.84	1.32	1.38

Less Distributions:
Distributions from net investment income	(0.41)	(0.82)	(0.81)	(0.87)	(0.91)	(0.78)
Distributions in excess of net investment income[2]	--	--	(0.07)	--	--	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	(0.03)	(0.03)	(0.08)	--

TOTAL DISTRIBUTIONS	(0.41)	(0.82)	(0.91)	(0.90)	(0.99)	(0.78)

Net Asset Value, End of Period	$ 8.64	$ 9.18	$ 9.79	$10.41	$10.47	$10.14

Total Return[3]	(1.55%)	2.20%	2.94%	8.33%	13.83%	15.07%

Ratios to Average Net Assets:

Expenses	1.18%[4]	1.16%	1.13%	1.10%	1.07%	0.75%

Net investment income	9.15%[4]	8.92%	8.12%	8.38%	8.48%	8.19%

Expense waiver/reimbursement[5]	0.69%[4]	0.71%	0.74%	0.86%	1.46%	5.69%

Supplemental Data:

Net assets, end of period (000 omitted)	$30,743	$34,034	$35,941	$29,762	$17,367	$3,691

Portfolio turnover	27%	51%	93%	40%	47%	158%

1 Per share information is based on average shares outstanding.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 2000 (UNAUDITED)

ORGANIZATION

Federated Fixed Income Securities, Inc. (formerly, Fixed Income Securities, Inc.), (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Strategic Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. The investment objective of the Fund is to seek a high level of current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Investments in other open-ended regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

At May 31, 2000, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Depreciation
June 2, 2000	864,872 Argentine Peso	$864,872	$864,984	$(112)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities; sales and maturities of short-term securities; sales of FCs; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books; and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. For the six months ended May 31, 2000, the Fund had no open dollar roll transactions.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at May 31, 2000 is as follows:

Security	Acquisition Date	Acquisition Cost
Codelco, Inc., 5/01/2009	7/15/1999	$1,899,200

SMFC Trust, 1/28/2025	4/7/1998	433,580

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for a trade date basis.

CAPITAL STOCK

At May 31, 2000, par value shares ($0.001 per share) authorized were as follows:

Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	1,000,000,000
Class B Shares	1,000,000,000
Class C Shares	1,000,000,000
Class F Shares	1,000,000,000
TOTAL	4,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,042,478	$27,488,774	6,047,374	$57,593,290
Shares issued to shareholders in payment of distributions declared	437,395	3,937,342	724,163	6,834,586
Shares redeemed	(3,872,701)	(35,001,995)	(5,030,285)	(47,586,193)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(392,828)	$(3,575,879)	1,741,252	$16,841,683

	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	5,719,388	$51,681,152	25,824,756	$246,170,127
Shares issued to shareholders in payment of distributions declared	1,524,562	13,705,256	2,866,192	27,083,802
Shares redeemed	(12,607,011)	(114,031,474)	(19,289,144)	(182,145,967)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(5,363,061)	$(48,645,066)	9,401,804	$91,107,962

	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	794,493	$7,187,690	2,667,898	$25,361,983
Shares issued to shareholders in payment of distributions declared	174,900	1,574,187	341,241	3,225,106
Shares redeemed	(1,922,077)	(17,427,842)	(2,839,859)	(26,893,430)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(952,684)	$(8,665,965)	169,280	$1,693,659

	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	244,191	$2,204,234	587,348	$5,605,094
Shares issued to shareholders in payment of distributions declared	64,085	576,134	129,305	1,224,497
Shares redeemed	(455,454)	(4,131,182)	(682,936)	(6,478,152)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(147,178)	$(1,350,814)	33,717	$351,439

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(6,855,751)	$(62,237,724)	11,346,053	$109,994,743

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and the Federated Global Investment Management Corp., Federated Global Investment Management Corp. receives an allocable portion of the Fund's adviser fee. Such allocation is based on the amount of foreign securities which Federated Global Investment Management Corp., manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares, Class C Shares, and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.50%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fee

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended May 31, 2000, were as follows:

Purchases	$242,517,686

Sales	$325,197,279

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an affect on the liquidity and volatility of portfolio securities and currency holdings.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

WILLIAM D. DAWSON III

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

AS OF MAY 31, 2000

Federated Strategic Income Fund

Established 1994

6TH SEMI-ANNUAL REPORT

Federated
Federated Strategic Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31417P502
Cusip 31417P601
Cusip 31417P700
Cusip 31417P809

G00324-01 (7/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

                           FEDERATED LIMITED TERM FUND

A.1. The graphic  presentation here displayed  consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart.  The color coded  mountain chart is a visual  representation  of the narrative  text above it. The "x" axis  reflects  computation  periods from
     1/14/1992 to  5/31/2000.  The "y" axis is measured in  increments of $3,000 ranging  from  $0 to  $15,000  and  indicates  that  the  ending  value  of hypothetical  initial  investment  of $9,000 in the Fund's  Class A Shares, assuming the reinvestment of capital gains and dividends,  would have grown to $13,680 on 5/31/2000.

A.2. The graphic  presentation here displayed  consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart.  The color-coded  mountain chart is a visual  representation  of the narrative text beneath it. The "x" axis reflects  computation  periods from
     1/14/1992 to  5/31/2000.  The "y" axis is measured in  increments of $2,000 ranging  from $0 to  $12,000  and  indicates  that  the  ending  value of a
     hypothetical   initial   investment  of  $1,000  and   subsequent   monthly
     investments  of $1,000 over 7 years in the Fund's Class A Shares would have grown to $11,025 on 5/31/2000.

A.3. The graphic  presentation here displayed  consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart.  The color coded  mountain chart is a visual  representation  of the narrative  text above it. The "x" axis  reflects  computation  periods from
     1/14/1992 to  5/31/2000.  The "y" axis is measured in  increments of $5,000 ranging  from  $0 to  $20,000  and  indicates  that  the  ending  value  of hypothetical  initial  investment  of $10,000 in the Fund's Class A Shares, assuming the reinvestment of capital gains and dividends,  would have grown to $15,200 on 5/31/2000.

                      FEDERATED LIMITED TERM MUNICIPAL FUND

A.1. The graphic  presentation here displayed  consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart.  The color coded  mountain chart is a visual  representation  of the narrative  text above it. The "x" axis  reflects  computation  periods from
     9/1/1993 to  5/31/2000.  The "y" axis is measured in  increments  of $2,400 ranging  from  $0 to  $12,000  and  indicates  that  the  ending  value  of hypothetical  initial  investment  of $8,000 in the Fund's  Class A Shares, assuming the reinvestment of capital gains and dividends,  would have grown to $9,984 on 5/31/2000.

A.2. The graphic  presentation here displayed  consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart.  The color-coded  mountain chart is a visual  representation  of the narrative text beneath it. The "x" axis reflects  computation  periods from
     9/1/1993 to  5/31/2000.  The "y" axis is measured in  increments  of $1,000 ranging  from $0 to  $9,000  and  indicates  that  the  ending  value  of a
     hypothetical   initial   investment  of  $1,000  and   subsequent   monthly
     investments  of $1,000 over 7 years in the Fund's Class A Shares would have grown to $7,836 on 5/31/2000.

                         FEDERATED STRATEGIC INCOME FUND

A.1. The graphic  presentation here displayed  consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart.  The color coded  mountain chart is a visual  representation  of the narrative  text above it. The "x" axis  reflects  computation  periods from
     5/4/1994 to  5/31/2000.  The "y" axis is measured in  increments  of $2,000 ranging  from  $0 to  $12,000  and  indicates  that  the  ending  value  of hypothetical  initial  investment  of $7,000 in the Fund's  Class A Shares, assuming the reinvestment of capital gains and dividends,  would have grown to $9,887 on 5/31/2000.

A.2. The graphic  presentation here displayed  consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart.  The color-coded  mountain chart is a visual  representation  of the narrative text beneath it. The "x" axis reflects  computation  periods from
     5/4/1994 to  5/31/2000.  The "y" axis is measured in  increments  of $1,000 ranging  from $0 to  $8,000  and  indicates  that  the  ending  value  of a
     hypothetical   initial   investment  of  $1,000  and   subsequent   monthly
     investments  of $1,000 over 6 years in the Fund's Class A Shares would have grown to $7,776 on 5/31/2000.

A.3. The graphic  presentation here displayed  consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart.  The color coded  mountain chart is a visual  representation  of the narrative  text above it. The "x" axis  reflects  computation  periods from
     5/4/1994 to  5/31/2000.  The "y" axis is measured in  increments of $30,000 ranging  from $0 to  $180,000  and  indicates  that  the  ending  value  of hypothetical  initial  investment of $100,000 in the Fund's Class A Shares, assuming the reinvestment of capital gains and dividends,  would have grown to $142,323 on 5/31/2000.